UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2013         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 12.3%
1-800-Flowers.com, Inc., Class A*	13,300	$87,514
Aaron’s, Inc.*	4,200	120,372
Bed Bath & Beyond, Inc.*	6,400	489,408
Dillard’s, Inc., Class A	9,200	776,756
DIRECTV*	16,100	1,018,647
Discovery Communications, Inc., Class A*	1,400	111,608
Gap, Inc., The	14,000	642,600
Home Depot, Inc., The	500	39,515
Jack in the Box, Inc.*	12,800	513,152
Kirkland’s, Inc.*	5,100	89,658
Liberty Global PLC, Class A*	900	73,008
LIN Media LLC, Class A*	2,500	40,375
Macy’s, Inc.	9,700	468,898
Smith & Wesson Holding Corp.*	45,500	538,720
Target Corp.	2,000	142,500
TJX Cos., Inc.	11,600	603,664
Visteon Corp.*	2,800	184,436
Total Consumer Discretionary		5,940,831
Consumer Staples - 8.6%
Constellation Brands, Inc., Class A*	2,100	109,389
CVS Caremark Corp.	9,200	565,708
Hershey Co., The	1,900	180,253
Ingredion, Inc.	2,100	141,120
Kroger Co., The	19,500	765,765
Philip Morris International, Inc.	8,800	784,784
Procter & Gamble Co., The	3,400	273,020
Safeway, Inc.	5,800	149,582
Seneca Foods Corp., Class A*	4,300	151,145
Susser Holdings Corp.*	3,500	181,020
Tyson Foods, Inc., Class A	10,200	281,724
Wal-Mart Stores, Inc.	7,400	576,756
Total Consumer Staples		4,160,266
Energy - 10.2%
Chevron Corp.	12,300	1,548,447
ConocoPhillips	10,800	700,488
Exxon Mobil Corp.	15,700	1,471,875
Marathon Petroleum Corp.	4,700	344,651
Occidental Petroleum Corp.	3,500	311,675
Phillips 66	4,600	282,900
Tesoro Corp.	5,000	284,250
Total Energy		4,944,286

	Shares	Value
Financials - 13.6%
American Financial Group, Inc.	1,800	$93,042
American International Group, Inc.*	4,900	222,999
American Tower Corp.	800	56,632
Arch Capital Group, Ltd.*	12,200	660,630
Axis Capital Holdings, Ltd.	1,200	52,272
Berkshire Hathaway, Inc., Class A*	1	173,900
Berkshire Hathaway, Inc., Class B*	10,287	1,191,954
Central Pacific Financial Corp.*	7,800	145,002
Chubb Corp., The	2,200	190,300
Citigroup, Inc.	3,600	187,704
Crawford & Co., Class B	4,700	36,942
Discover Financial Services	10,500	519,855
FelCor Lodging Trust, Inc.*	7,300	44,092
Franklin Resources, Inc.	1,800	87,984
Goldman Sachs Group, Inc., The	1,900	311,657
Hanmi Financial Corp.*	20,400	346,800
JPMorgan Chase & Co.	10,400	579,592
KeyCorp	25,800	317,082
Morgan Stanley	1,200	32,652
PNC Financial Services Group, Inc., The	2,300	174,915
PrivateBancorp, Inc.	15,300	360,927
Provident Financial Holdings, Inc.	1,900	33,250
SunTrust Banks, Inc.	15,800	549,682
World Acceptance Corp.*,1	2,500	208,200
Total Financials		6,578,065
Health Care - 12.3%
Amgen, Inc.	6,300	682,227
Anika Therapeutics, Inc.*	9,800	197,078
Biogen Idec, Inc.*	4,700	1,025,211
Cambrex Corp.*	14,700	215,355
Cantel Medical Corp.	2,250	59,715
CareFusion Corp.*	15,300	590,121
Humana, Inc.	1,800	164,268
Johnson & Johnson	3,200	299,200
Lannett Co., Inc.*	8,900	123,621
McKesson Corp.	1,800	220,788
Medtronic, Inc.	11,500	635,260
Pfizer, Inc.	5,200	151,996
Sciclone Pharmaceuticals, Inc.*	24,600	153,996
SurModics, Inc.*	15,100	305,624
UnitedHealth Group, Inc.	10,100	735,785
Warner Chilcott PLC, Class A	19,700	419,807
Total Health Care		5,980,052

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 12.8%
Alaska Air Group, Inc.*	12,000	$734,040
Alliant Techsystems, Inc.	2,300	214,130
AMERCO	2,600	432,432
Consolidated Graphics, Inc.*	7,200	385,848
Delta Air Lines, Inc.*	42,600	904,398
FedEx Corp.	5,700	604,200
General Electric Co.	7,800	190,086
Oshkosh Corp.*	7,300	327,186
RPX Corp.*	29,800	519,712
Swift Transportation Co.*	34,700	619,048
Towers Watson & Co., Class A	2,200	185,306
UniFirst Corp.	4,800	470,496
Union Pacific Corp.	3,800	602,642
Total Industrials		6,189,524
Information Technology - 20.0%
Activision Blizzard, Inc.	31,000	557,380
Aeroflex Holding Corp.*	5,700	42,864
Apple, Inc.	2,650	1,199,125
Avnet, Inc.*	8,700	327,729
Benchmark Electronics, Inc.*	17,000	376,040
Cisco Systems, Inc.	16,100	411,355
EMC Corp.	12,900	337,335
ePlus, Inc.	2,300	146,027
Google, Inc., Class A*	301	267,168
International Business Machines Corp.	6,800	1,326,272
Mastercard, Inc., Class A	1,558	951,330
Microsoft Corp.	22,700	722,541
Oracle Corp.	23,600	763,460
PC Connection, Inc.	13,900	235,744
Sanmina Corp.*	19,900	327,554
SYNNEX Corp.*	10,400	515,008
Visa, Inc., Class A	5,600	991,256
Xerox Corp.	20,900	202,730
Total Information Technology		9,700,918
Materials - 4.1%
CF Industries Holdings, Inc.	2,405	471,404

	Shares	Value
Graphic Packaging Holding Co.*	33,400	$287,240
KapStone Paper and Packaging Corp.	2,500	110,125
LyondellBasell Industries N.V., Class A	8,100	556,551
Valspar Corp.	1,000	68,120
Westlake Chemical Corp.	5,000	520,100
Total Materials		2,013,540
Telecommunication Services - 3.2%
AT&T, Inc.	14,900	525,523
T-Mobile US, Inc.*	21,250	512,338
Verizon Communications, Inc.	10,300	509,644
Total Telecommunication Services		1,547,505
Utilities - 0.7%
AES Corp., The	27,000	335,880
NV Energy, Inc.	1,200	28,356
Total Utilities		364,236
Total Common Stocks (cost $32,262,078)		47,419,223

	Principal
	Amount
Short-Term Investments - 2.8%
Repurchase Agreements - 0.3%[2]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/13, due 08/01/13, 0.060%, total to be received $157,314 (secured by various U.S. Government Agency Obligations, 0.000% - 2.625%, 12/05/13 - 01/31/18, totaling $160,460)	$157,314	157,314

	Shares
Other Investment Companies - 2.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,179,180	1,179,180
Total Short-Term Investments (cost $1,336,494)		1,336,494
Total Investments - 100.6% (cost $33,598,572)		48,755,717
Other Assets, less Liabilities - (0.6)%		(293,595)
Net Assets - 100.0%		$48,462,122

2

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 14.0%
Ameristar Casinos, Inc.	15,500	$410,285
Bally Technologies, Inc.*	11,000	788,480
Best Buy Co., Inc.	16,900	508,521
Brunswick Corp.	1,300	49,075
CBS Corp., Class B	8,200	433,288
Comcast Corp., Class A	14,600	658,168
CST Brands, Inc.*	3,411	111,233
Domino’s Pizza, Inc.	1,900	118,902
EW Scripps Co., Class A*	1,700	28,237
Finish Line, Inc., The, Class A	2,800	62,328
Gap, Inc., The	18,300	839,970
Home Depot, Inc., The[4]	9,600	758,688
Macy’s, Inc.	13,200	638,088
Marcus Corp.	3,300	42,735
Marriott International Inc., Class A	1,200	49,884
Mattel, Inc.	12,200	512,766
News Corp., Class A*	5,725	91,199
NIKE, Inc., Class B	3,000	188,760
Pool Corp.	500	26,390
Smith & Wesson Holding Corp.*	27,800	329,152
TJX Cos., Inc.	8,100	421,524
Twenty-First Century Fox, Inc.	22,900	684,252
Visteon Corp.*	900	59,283
Walt Disney Co., The	6,000	387,900
Weight Watchers International, Inc.[1]	2,800	132,860
Wynn Resorts, Ltd.	700	93,191
Total Consumer Discretionary		8,425,159
Consumer Staples - 8.4%
Altria Group, Inc.	1,600	56,096
Archer-Daniels-Midland Co.	1,500	54,705
Brown-Forman Corp., Class B	450	32,629
Church & Dwight Co., Inc.	600	38,220
Clorox Co., The	1,500	128,910
CVS Caremark Corp.	5,700	350,493
Energizer Holdings, Inc.	500	50,900
Green Mountain Coffee Roasters, Inc.*	2,600	200,668
Hershey Co., The	500	47,435
Ingredion, Inc.	9,400	631,680
Kroger Co., The[4]	20,800	816,816
Philip Morris International, Inc.[4]	2,800	249,704
Pilgrim’s Pride Corp.*	25,200	418,824

	Shares	Value
Procter & Gamble Co., The[4]	8,800	$706,640
Revlon, Inc., Class A*	2,600	65,234
Safeway, Inc.	18,900	487,431
USANA Health Sciences, Inc.*,[1]	1,000	82,620
Walgreen Co.	3,500	175,875
Wal-Mart Stores, Inc.	6,400	498,816
Total Consumer Staples		5,093,696
Energy - 8.7%
Chevron Corp.[4]	9,700	1,221,133
ConocoPhillips[4]	10,400	674,544
Exxon Mobil Corp.[4]	18,200	1,706,250
Helmerich & Payne, Inc.	1,900	120,080
HollyFrontier Corp.	2,600	118,430
Marathon Petroleum Corp.	500	36,665
Matrix Service Co.*	7,700	122,045
Occidental Petroleum Corp.[4]	3,000	267,150
Schlumberger, Ltd.	700	56,931
Tesoro Corp.	7,200	409,320
Valero Energy Corp.	13,600	486,472
Total Energy		5,219,020
Financials - 17.1%
Aflac, Inc.	11,900	733,992
Alexander’s, Inc.	100	30,200
Allstate Corp., The	7,900	402,742
American Capital Agency Corp.	3,400	76,602
American Express Co.[4]	8,400	619,668
American International Group, Inc.*	1,500	68,265
American Tower Corp.	400	28,316
Arch Capital Group, Ltd.*	8,200	444,030
Arlington Asset Investment Corp., Class A	10,700	270,496
AvalonBay Communities, Inc.	400	54,136
Axis Capital Holdings, Ltd.	2,600	113,256
Bank of America Corp.	32,900	480,340
Berkshire Hathaway, Inc., Class B*	11,300	1,309,331
Capstead Mortgage Corp.	21,000	248,220
Central Pacific Financial Corp.*	7,200	133,848
Citigroup, Inc.	9,600	500,544
Discover Financial Services	2,100	103,971
Dynex Capital, Inc.	6,300	60,543
Everest Re Group, Ltd.	400	53,412
First Merchants Corp.	3,200	59,904
Franklin Resources, Inc.	3,300	161,304
Geo Group, Inc., The	1,400	48,608
Goldman Sachs Group, Inc., The	2,100	344,463

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.1% (continued)
Hanmi Financial Corp.*	6,200	$105,400
Health Care REIT, Inc.	700	45,143
Horace Mann Educators Corp.	7,200	204,048
JPMorgan Chase & Co.	24,000	1,337,520
Morgan Stanley	4,500	122,445
Old National Bancorp	3,700	53,317
PartnerRe, Ltd.	1,200	107,448
PHH Corp.*	2,600	58,916
Republic Bancorp, Inc., Class A	6,000	157,020
Silver Bay Realty Trust Corp.	—	5
Simon Property Group, Inc.	1,900	304,114
State Street Corp.	1,900	132,373
Travelers Cos., Inc., The	1,400	116,970
Universal Insurance Holdings, Inc.	29,800	234,228
Wells Fargo & Co.[4]	16,400	713,400
XL Group PLC	9,000	282,150
Total Financials		10,320,688
Health Care - 11.8%
Abbott Laboratories	1,400	51,282
Allergan, Inc.	500	45,560
Amgen, Inc.	2,300	249,067
AMN Healthcare Services, Inc.*	3,100	45,818
Anika Therapeutics, Inc.*	6,600	132,726
ArthroCare Corp.*	10,400	377,104
Cambrex Corp.*	16,200	237,330
Cyberonics, Inc.*	6,000	311,940
Johnson & Johnson	3,600	336,600
Lannett Co., Inc.*	6,900	95,841
Magellan Health Services, Inc.*	3,900	222,885
Medtronic, Inc.	16,800	928,032
Merck & Co., Inc.	800	38,536
PDL BioPharma, Inc.[1]	67,200	545,664
Pfizer, Inc.[4]	29,100	850,593
Providence Service Corp., The*	2,000	55,140
Questcor Pharmaceuticals, Inc.[1]	6,600	441,012
Sciclone Pharmaceuticals, Inc.*	14,300	89,518
Select Medical Holdings Corp.	6,000	53,820
STERIS Corp.	11,700	526,734
SurModics, Inc.*	5,700	115,368
United Therapeutics Corp.*	800	59,872
UnitedHealth Group, Inc.[4]	8,300	604,655
Zimmer Holdings, Inc.	600	50,088
Zoetis, Inc.	22,500	670,725
Total Health Care		7,135,910

	Shares	Value
Industrials - 11.7%
Alaska Air Group, Inc.*	5,600	$342,552
Allegiant Travel Co.	3,900	379,782
Astronics Corp.*	1,400	55,314
Coleman Cable, Inc.	2,500	54,325
Consolidated Graphics, Inc.*	1,600	85,744
Danaher Corp.	3,200	215,488
Emerson Electric Co.	1,100	67,507
FedEx Corp.[4]	2,100	222,600
General Electric Co.	37,100	904,127
Hyster-Yale Materials Handling, Inc.	600	39,006
Lincoln Electric Holdings, Inc.	900	53,136
Lockheed Martin Corp.	6,500	780,780
Northrop Grumman Corp.	7,000	644,420
Parker Hannifin Corp.	300	30,984
Precision Castparts Corp.	300	66,516
Republic Airways Holdings, Inc.*	10,000	137,300
RPX Corp.*	21,600	376,704
Southwest Airlines Co.	15,300	211,599
Swift Transportation Co.*	36,700	654,728
UniFirst Corp.	6,900	676,338
Union Pacific Corp.	6,000	951,540
United Parcel Service, Inc., Class B	1,000	86,800
United Technologies Corp.[4]	400	42,228
Total Industrials		7,079,518
Information Technology - 17.0%
Activision Blizzard, Inc.	45,100	810,898
AOL, Inc.*	2,800	103,152
Apple, Inc.[4]	2,201	995,953
Arrow Electronics, Inc.*	1,200	54,780
Benchmark Electronics, Inc.*	29,100	643,692
Brocade Communications Systems, Inc.*	8,900	59,274
CA, Inc.	19,200	571,008
Cabot Microelectronics Corp.*	2,900	107,242
Cisco Systems, Inc.[4]	42,600	1,088,430
ePlus, Inc.	900	57,141
Fabrinet*	25,300	374,693
First Solar, Inc.*	1,500	73,860
Google, Inc., Class A*	124	110,062
Hewlett-Packard Co.	14,000	359,520
Insight Enterprises, Inc.*	2,900	62,031
Intel Corp.	9,600	223,680
International Business Machines Corp.[4]	5,000	975,200
Intuit, Inc.	600	38,352
LSI Corp.*	8,600	66,908

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 17.0% (continued)
Marvell Technology Group, Ltd.	23,300	$302,201
Microsoft Corp.[4]	39,000	1,241,370
Netscout Systems, Inc.*	3,800	100,814
Oracle Corp.[4]	14,700	475,545
PC Connection, Inc.	5,000	84,800
Sanmina Corp.*	7,100	116,866
ScanSource, Inc.*	4,200	149,562
SYNNEX Corp.*	2,800	138,656
Visa, Inc., Class A4	2,700	477,927
VMware, Inc., Class A*	1,800	147,942
Xerox Corp.	23,900	231,830
Total Information Technology		10,243,389
Materials - 4.1%
CF Industries Holdings, Inc.	3,800	744,838
LyondellBasell Industries N.V., Class A	11,400	783,294
Monsanto Co.	1,300	128,414
Packaging Corp. of America	5,500	295,845
Schweitzer-Mauduit International, Inc.	6,800	368,152
Silgan Holdings, Inc.	1,100	53,064
Westlake Chemical Corp.	800	83,216
Total Materials		2,456,823
Telecommunication Services - 3.0%
AT&T, Inc.[4]	33,000	1,163,910
Atlantic Tele-Network, Inc.	6,000	306,000
Verizon Communications, Inc.	6,300	311,724
Total Telecommunication Services		1,781,634
Utilities - 1.9%
American Electric Power Co., Inc.	8,800	407,880
DTE Energy Co.	8,100	572,670
Duke Energy Corp.	800	56,800
Public Service Enterprise Group, Inc.	3,100	104,749
Total Utilities		1,142,099
Total Common Stocks (cost $47,945,799)		58,897,936

	Contracts	Value
Purchased Options - 0.3%
S&P 500 Puts, 1480 Strike Price, Expiration 09/21/13	72	$15,840
S&P 500 Puts, 1495 Strike Price, Expiration 08/17/13	84	2,100
S&P 500 Puts, 1530 Strike Price, Expiration 09/21/13	21	8,610
S&P 500 Puts, 1560 Strike Price, Expiration 10/19/13	168	178,920
Total Purchased Options (cost $672,773)		205,470

	Principal Amount
Short-Term Investments - 4.3%
Repurchase Agreements - 1.4%[2]
Morgan, Stanley & Co. LLC, dated 07/31/13, due 08/01/13, 0.070%, total to be received $849,785 (secured by various U.S. Government Agency Obligations, 2.000% - 12.750%, 09/01/13 - 09/01/47, totaling $866,779)	$849,783	849,783

	Shares
Other Investment Companies - 2.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,723,630	1,723,630
Total Short-Term Investments (cost $2,573,413)		2,573,413
Total Investments - 102.3% (cost $51,191,985)		61,676,819
Other Assets, less Liabilities - (2.3)%		(1,376,880)
Net Assets - 100.0%		$60,299,939

Managers AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Exchange Traded Funds - 20.7%
SPDR S&P 500 ETF Trust (cost $17,597,996)	152,118	$25,656,222

	Principal Amount
U.S. Government Obligations - 38.8%
U.S. Treasury Bills,
0.017%, 09/19/13[5,6]	$18,480,000	18,479,316
0.020%, 09/26/13[5,6]	1,000,000	999,953
0.032%, 11/29/13[5,6]	28,625,000	28,621,193
Total U.S. Government Obligations (cost $48,096,631)		48,100,462

	Shares
Other Investment Companies - 42.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	27,945,846	27,945,846
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	24,876,162	24,876,162
Total Other Investment Companies (cost $52,822,008)		52,822,008
Total Investments - 102.2% (cost $118,516,635)		126,578,692
Other Assets, less Liabilities - (2.2)%		(2,687,935)
Net Assets - 100.0%		$123,890,757

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Exchange Traded Funds - 47.9%
iShares Barclays TIPS Bond Fund	178,423	$20,138,604
iShares iBoxx $ High Yield Corporate Bond Fund[1]	138,780	12,903,764
Jefferies TR/J CRB Global Commodity Equity Index Fund	53,153	2,152,170
Market Vectors RVE Hard Assets Producers	63,768	2,228,692
Materials Select Sector SPDR Fund[1]	53,514	2,166,247
SPDR DB International Government Inflation-Protected Bond	63,468	3,705,262
Vanguard REIT[1]	111,775	7,750,478
Total Exchange Traded Funds (cost $51,433,833)		51,045,217
Exchange Traded Notes - 10.9%
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37	49,531	1,897,533
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37[1]	22,762	1,058,433
Barclays, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36[1]	43,244	1,065,100
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38	121,977	1,029,486
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38[1]	73,451	2,266,698
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22	520,154	4,280,867
Total Exchange Traded Notes (cost $13,676,210)		11,598,117

	Principal Amount
U.S. Government Obligations - 8.5%
U.S. Treasury Bills, 0.030%, 11/29/13[5,6] (cost $8,997,750)	$9,000,000	8,998,875
Short-Term Investments - 39.4%
Repurchase Agreements - 6.4%[2]
Cantor Fitzgerald Securities, dated 07/31/13, due 08/01/13, 0.100%, total to be received $1,626,580 (secured by various U.S. Government Agency Obligations, 0.000% - 12.500%, 10/15/13 - 05/01/51, totaling $1,659,107)	1,626,575	1,626,575
Citigroup Global Markets, Inc., dated 07/31/13, due 08/01/13, 0.070%, total to be received $1,626,578 (secured by various U.S. Government Agency Obligations, 0.000% - 6.030%, 09/23/13 - 05/15/37, totaling $1,659,109)	1,626,575	1,626,575
Deutsche Bank Securies, Inc., dated 07/31/13, due 08/01/13, 0.100%, total to be received $1,626,580 (secured by various U.S. Government Agency Obligations, 2.146% - 7.055%, 08/01/18 - 08/01/43, totaling $1,659,106)	1,626,575	1,626,575
JP Morgan Securities LLC, dated 07/31/13, due 08/01/13, 0.080%, total to be received $1,626,579 (secured by various U.S. Government Agency Obligations, 0.000% - 6.925%, 06/01/19 - 08/01/43, totaling $1,659,133)	1,626,575	1,626,575
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/13, due 08/01/13, 0.060%, total to be received $342,423 (secured by various U.S. Government Agency Obligations, 0.000% - 2.625%, 12/05/13 - 01/31/18, totaling $349,270)	342,422	342,422
Total Repurchase Agreements		6,848,722

Managers AMG FQ Global Essentials Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 33.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	10,014,554	$10,014,554
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	25,135,479	25,135,479
Total Other Investment Companies		35,150,033
Total Short-Term Investments (cost $41,998,755)		41,998,755
Total Investments - 106.7% (cost $116,106,548)		113,640,964
Other Assets, less Liabilities - (6.7)%		(7,181,315)
Net Assets - 100.0%		$106,459,649

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.7%
Consumer Discretionary - 7.7%
Cheesecake Factory, Inc., The	8,900	$377,716
Chico’s FAS, Inc.	32,600	558,438
Crocs, Inc.*	25,600	349,952
Fiesta Restaurant Group, Inc.*	10,870	342,949
Harman International Industries, Inc.	7,600	460,028
Imax Corp.*,1	19,000	478,420
K12, Inc.*	12,872	400,319
LKQ Corp.*	28,900	753,423
Select Comfort Corp.*	35,900	820,315
Tilly’s, Inc., Class A*	27,180	399,002
Tractor Supply Co.	2,900	351,277
Vera Bradley, Inc.*,1	9,900	239,976
Vitamin Shoppe, Inc.*	12,300	590,769
Total Consumer Discretionary		6,122,584
Energy - 6.2%
Atwood Oceanics, Inc.*	14,100	794,394
Carrizo Oil & Gas, Inc.*	13,300	421,211
Emerald Oil, Inc.*	30,510	219,672
Hornbeck Offshore Services, Inc.*	11,800	624,810
InterOil Corp.*,1	11,700	1,002,690
KiOR, Inc., Class A*	94,600	455,026
Matrix Service Co.*	27,300	432,705
SandRidge Energy, Inc.*,1	30,900	167,478
World Fuel Services Corp.	21,100	817,414
Total Energy		4,935,400
Financials - 9.5%
Allied World Assurance Co. Holdings AG	11,600	1,097,940
Blackhawk Network Holdings, Inc.*	7,410	180,804
Endurance Specialty Holdings, Ltd.	13,900	731,557
Fidelity National Financial, Inc., Class A	3,230	79,070
Jones Lang LaSalle, Inc.	6,800	619,004
Raymond James Financial, Inc.	53,900	2,375,373
Signature Bank*	11,900	1,089,445
Waddell & Reed Financial, Inc., Class A	8,500	434,010
WR Berkley Corp.	21,900	927,903
Total Financials		7,535,106
Health Care - 19.3%
Alkermes PLC*	61,000	2,048,380
Centene Corp.*	22,000	1,220,340
Charles River Laboratories International, Inc.*	18,400	837,936
CONMED Corp.	3,600	118,080
Covance, Inc.*	3,800	313,500

	Shares	Value
DexCom, Inc.*	29,400	$640,332
Fluidigm Corp.*	7,400	131,424
Greenway Medical Technologies*	18,600	215,202
HeartWare International, Inc.*	3,170	292,972
Illumina, Inc.*	400	31,928
Incyte Corp., Ltd.*	19,900	465,859
Insulet Corp.*	21,750	693,608
MAKO Surgical Corp.*	49,010	688,100
Medidata Solutions, Inc.*	200	18,506
MEDNAX, Inc.*	35,200	3,429,184
Onyx Pharmaceuticals, Inc.*	16,400	2,153,320
PerkinElmer, Inc.	11,300	385,217
Seattle Genetics, Inc.*	700	28,364
Sirona Dental Systems, Inc.*	1,154	81,472
Unilife Corp.*	137,500	387,750
United Therapeutics Corp.*	16,152	1,208,816
Total Health Care		15,390,290
Industrials - 28.0%
A. O. Smith Corp.	28,100	1,161,092
Advisory Board Co., The*	15,500	909,695
Belden, Inc.	28,200	1,652,802
Carlisle Cos., Inc.	13,600	921,264
Chart Industries, Inc.*	4,900	557,130
CLARCOR, Inc.	13,700	753,226
Hub Group, Inc., Class A*	25,600	979,200
Insperity, Inc.	26,800	886,276
KAR Auction Services, Inc.	37,050	942,552
MasTec, Inc.*	107,100	3,534,300
Meritor, Inc.*	71,600	582,108
Mine Safety Appliances Co.	11,800	626,934
MRC Global, Inc.*	31,264	838,501
Pall Corp.	500	34,980
Primoris Services Corp.	21,000	436,800
Quanta Services, Inc.*	29,800	798,938
RPX Corp.*	38,300	667,952
Terex Corp.*	16,400	483,472
UTi Worldwide, Inc.	8,800	145,200
WABCO Holdings, Inc.*	22,100	1,747,226
Waste Connections, Inc.	3,900	168,714
Watsco, Inc.	23,200	2,165,720
WESCO International, Inc.*	17,800	1,348,884
Total Industrials		22,342,966
Information Technology - 20.5%
Active Network, Inc., The*	54,600	465,738

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.5% (continued)
Advent Software, Inc.	5,500	$161,865
Atmel Corp.*	146,200	1,154,980
Cadence Design Systems, Inc.*	59,700	870,426
Envestnet, Inc.*	19,000	472,910
Fleetmatics Group PLC*	14,300	538,538
FLIR Systems, Inc.	12,000	389,640
Fortinet, Inc.*	23,900	507,875
Guidewire Software, Inc.*	3,700	161,912
Heartland Payment Systems, Inc.	20,800	776,048
Ingram Micro, Inc., Class A*	11,800	269,394
Jabil Circuit, Inc.	35,900	825,341
Jack Henry & Associates, Inc.	19,500	941,850
Kulicke & Soffa Industries, Inc.*	39,500	460,965
Microsemi Corp.*	23,700	584,442
Monolithic Power Systems, Inc.	12,200	319,396
Move, Inc.*	18,000	250,020
ON Semiconductor Corp.*	18,500	152,440
Pandora Media, Inc.*	17,600	322,784
QuinStreet, Inc.*	61,000	567,910
Rogers Corp.*	2,400	133,488
Synchronoss Technologies, Inc.*	28,800	993,312
Tessera Technologies, Inc.	66,220	1,329,035
Verint Systems, Inc.*	4,300	153,854
Virtusa Corp.*	35,600	917,768
Web.com Group, Inc.*	39,690	1,031,146
WEX, Inc.*	8,400	730,296
Yelp, Inc.*	21,200	886,160
Total Information Technology		16,369,533
Materials - 1.9%
Albemarle Corp.	4,300	266,643
CaesarStone Sdot Yam, Ltd.*	15,900	515,796
Globe Specialty Metals, Inc.	36,600	436,638
RTI International Metals, Inc.*	9,200	281,980
Total Materials		1,501,057
Telecommunication Services - 3.6%
Cogent Communications Group, Inc.	52,900	1,513,998
NII Holdings, Inc.*,1	122,100	876,678
Premiere Global Services, Inc.*	42,900	471,900
Total Telecommunication Services		2,862,576
Total Common Stocks (cost $54,583,317)		77,059,512

	Shares	Value
Warrants - 0.0%#
Magnum Hunter Resources Corp., 10/14/13 (cost $0)*,1	9,870	$514

	Principal
	Amount
Short-Term Investments - 5.6%
Repurchase Agreements - 2.7%[2]
Citigroup Global Markets, Inc., dated 07/31/13, due 08/01/13, 0.090%, total to be received $1,000,003 (secured by various U.S. Government Agency Obligations, 1.847% - 7.500%, 12/15/17 - 07/15/53, totaling $1,020,000)	$1,000,000	1,000,000
Credit Suisse Securities (USA) LLC, dated 07/31/13, due 08/01/13, 0.050%, total to be received $144,566 (secured by various U.S. Government Agency Obligations, 0.000% - 0.000%, 02/15/14 - 08/15/42, totaling $147,460)	144,566	144,566
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/13, due 08/01/13, 0.080%, total to be received $1,000,002 (secured by various U.S. Government Agency Obligations, 3.000% - 5.500%, 03/01/26 - 05/01/43, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,144,566

	Shares
Other Investment Companies - 2.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	2,328,028	2,328,028
Total Short-Term Investments (cost $4,472,594)		4,472,594
Total Investments - 102.3% (cost $59,055,911)		81,532,620
Other Assets, less Liabilities - (2.3)%		(1,866,089)
Net Assets - 100.0%		$79,666,531

10

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 16.7%
GNC Holdings, Inc., Class A	21,980	$1,160,104
O’Reilly Automotive, Inc.*	7,650	958,239
priceline.com, Inc.*	1,124	984,253
Starbucks Corp.	11,820	842,057
Walt Disney Co., The	12,820	828,813
Wyndham Worldwide Corp.	12,725	792,767
Total Consumer Discretionary		5,566,233
Consumer Staples - 7.2%
Costco Wholesale Corp.	6,940	813,993
Estee Lauder Cos. Inc., The, Class A	12,300	807,495
Monster Beverage Corp.*	13,040	795,310
Total Consumer Staples		2,416,798
Energy - 4.1%
EOG Resources, Inc.	4,450	647,430
Schlumberger, Ltd.	8,970	729,530
Total Energy		1,376,960
Financials - 5.8%
American Tower Corp.	14,225	1,006,988
IntercontinentalExchange, Inc.*	5,120	934,144
Total Financials		1,941,132
Health Care - 10.8%
Allergan, Inc.	4,385	399,561
Clovis Oncology, Inc.*	6,060	471,953
DaVita HealthCare Partners, Inc.*	8,585	999,380
GlaxoSmithKline PLC, Sponsored ADR	20,285	1,033,724
Onyx Pharmaceuticals, Inc.*	5,295	695,233
Total Health Care		3,599,851
Industrials - 22.3%
AMETEK, Inc.	11,460	530,369
Clean Harbors, Inc.*	16,150	911,506
Corporate Executive Board Co., The	11,825	797,360
Cummins, Inc.	5,725	693,813
Hertz Global Holdings, Inc.*	30,520	781,617
Nielsen Holdings N.V.	27,150	907,353
Norfolk Southern Corp.	8,455	618,568
On Assignment, Inc.*	23,000	702,190
United Parcel Service, Inc., Class B	9,415	817,222

	Shares	Value
WESCO International, Inc.*,1	9,215	$698,313
Total Industrials		7,458,311
Information Technology - 32.6%
Alliance Data Systems Corp.*	5,075	1,003,733
Apple, Inc.	2,542	1,150,255
ASML Holding N.V.	9,960	895,404
Citrix Systems, Inc.*	14,295	1,029,526
eBay, Inc.*	20,025	1,035,092
Google, Inc., Class A*	1,320	1,171,632
Mastercard, Inc., Class A	1,339	817,607
NeuStar, Inc., Class A*	15,195	852,136
Oracle Corp.	26,030	842,070
QUALCOMM, Inc.	8,880	573,204
Teradata Corp.*	13,210	780,975
WNS Holdings, Ltd., ADR*	38,590	765,626
Total Information Technology		10,917,260
Total Common Stocks (cost $27,136,169)		33,276,545

	Principal Amount
Short-Term Investments - 1.4%
Repurchase Agreements - 0.9%[2]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/13, due 08/01/13, 0.060%, total to be received $311,669 (secured by various U.S. Government Agency Obligations, 0.000% - 2.625%, 12/05/13 - 01/31/18, totaling $317,901)	$311,668	311,668

	Shares
Other Investment Companies - 0.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	165,703	165,703
Total Short-Term Investments (cost $477,371)		477,371
Total Investments - 100.9% (cost $27,613,540)		33,753,916
Other Assets, less Liabilities - (0.9)%		(307,838)
Net Assets - 100.0%		$33,446,078

Managers Micro-Cap Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 95.3%
Consumer Discretionary - 16.4%
1-800-Flowers.com, Inc., Class A*	31,100	$204,638
Arctic Cat, Inc.	13,939	767,203
Asbury Automotive Group, Inc.*	5,901	288,205
Big 5 Sporting Goods Corp.	10,900	220,943
Body Central Corp.*	23,473	283,084
Bridgepoint Education, Inc.*,1	63,400	1,022,008
Chuy’s Holdings, Inc.*	38,277	1,350,795
Core-Mark Holding Co., Inc.	5,233	327,847
Culp, Inc.	11,500	221,260
Del Frisco’s Restaurant Group, Inc.*	24,937	524,674
Delta Apparel, Inc.*	42,700	685,335
Destination Maternity Corp.	29,685	892,331
Destination XL Group, Inc.*	194,720	1,255,944
Diversified Restaurant Holdings, Inc.*	52,122	371,630
Einstein Noah Restaurant Group, Inc.	27,100	439,833
Entravision Communications Corp., Class A	69,810	397,219
Famous Dave’s of America, Inc.*	6,425	103,764
Fiesta Restaurant Group, Inc.*	15,714	495,777
Frisch’s Restaurants, Inc.	5,600	122,136
Gordmans Stores, Inc.*	10,500	146,895
Grand Canyon Education, Inc.*	29,100	984,162
Harte-Hanks, Inc.	24,400	233,264
Haverty Furniture Cos., Inc.	7,750	201,500
Hooker Furniture Corp.	11,585	194,744
Hovnanian Enterprises, Inc., Class A*	58,809	314,628
iRobot Corp.*	16,037	560,654
Johnson Outdoors, Inc., Class A*	3,825	97,423
Kirkland’s, Inc.*	5,500	96,690
Kona Grill, Inc.*	29,600	379,768
Krispy Kreme Doughnuts, Inc.*	23,330	490,397
Libbey, Inc.*	37,900	934,614
LifeLock, Inc.*,1	70,635	803,120
Lifetime Brands, Inc.	7,400	110,852
Lithia Motors, Inc., Class A	4,355	284,120
M/I Homes, Inc.*	28,983	616,179
Mac-Gray Corp.	25,204	370,499
Marcus Corp.	33,725	436,739
Modine Manufacturing Co.*	19,400	213,400
Multimedia Games Holding Co., Inc.*	28,626	1,001,624
Nexstar Broadcasting Group, Inc., Class A	17,167	618,699
Noodles & Co.*	2,445	106,040

	Shares	Value
Overstock.com, Inc.*,1	24,506	$833,449
Red Robin Gourmet Burgers, Inc.*	6,500	369,720
Rentrak Corp.*	17,692	380,024
RG Barry Corp.	68,686	1,190,328
Rocky Brands, Inc.	6,025	104,112
Ruth’s Hospitality Group, Inc.	26,900	321,724
Saga Communications, Inc., Class A	1,900	98,515
Smith & Wesson Holding Corp.*	78,600	930,624
SodaStream International, Ltd.*,1	14,900	969,692
Sonic Corp.*	42,601	654,777
Standard Motor Products, Inc.	11,950	410,960
Stein Mart, Inc.	14,600	203,962
Steinway Musical Instruments, Inc.*	27,847	1,012,238
Summer Infant, Inc.*	31,400	103,620
Tower International, Inc.*	5,200	116,012
Town Sports International Holdings, Inc.	18,900	238,518
TRI Pointe Homes, Inc.*	39,988	603,419
Unifi, Inc.*	9,700	222,518
Universal Electronics, Inc.*	70,600	2,176,598
West Marine, Inc.*	19,600	212,856
Zagg, Inc.*	93,200	422,196
Total Consumer Discretionary		30,746,499
Consumer Staples - 2.8%
Annie’s, Inc.*	34,012	1,405,036
Craft Brew Alliance, Inc.*	10,700	96,300
Fairway Group Holdings Corp.*,1	27,474	688,773
Farmer Bros Co.*	6,400	101,952
Nash Finch Co.	18,300	429,135
Natural Grocers by Vitamin Cottage, Inc.*,1	39,399	1,412,060
Pantry, Inc., The*	25,575	318,409
Spartan Stores, Inc.	20,650	406,185
SunOpta, Inc.*	54,300	438,744
Total Consumer Staples		5,296,594
Energy - 4.1%
Bolt Technology Corp.	5,600	101,528
Dawson Geophysical Co.*	8,000	288,640
GasLog, Ltd.	74,972	1,042,111
Geospace Technologies Corp.*	13,800	1,026,858
Gulf Island Fabrication, Inc.	18,191	449,863
Gulfport Energy Corp.*	33,100	1,760,920
Natural Gas Services Group, Inc.*	8,350	203,323
Panhandle Oil and Gas, Inc., Class A	6,650	197,904
Renewable Energy Group, Inc.*	58,975	918,830

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 4.1% (continued)
RigNet, Inc.*	49,584	$1,353,643
Synergy Resources Corp.*	37,400	289,850
TGC Industries, Inc.	10,682	95,815
Total Energy		7,729,285
Financials - 10.2%
AMERISAFE, Inc.	43,375	1,549,789
Asta Funding, Inc.	48,800	429,928
Banc of California, Inc.	23,800	350,336
Boston Private Financial Holdings, Inc.	26,300	290,615
Centerstate Banks, Inc.	11,600	114,376
Chatham Lodging Trust	28,000	488,880
CoBiz Financial, Inc.	33,100	332,324
Community Trust Bancorp, Inc.	9,961	396,946
Compass Diversified Holdings	85,700	1,510,891
Crawford & Co., Class B	14,800	116,328
Diamond Hill Investment Group, Inc.	2,300	238,119
Eagle Bancorp, Inc.*	13,200	346,764
Eastern Insurance Holdings, Inc.	4,900	95,697
EMC Insurance Group, Inc.	3,800	110,200
Encore Capital Group, Inc.*,1	26,232	1,019,376
Financial Institutions, Inc.	9,975	200,797
First Defiance Financial Corp.	8,800	232,320
First Merchants Corp.	23,750	444,600
Flushing Financial Corp.	24,850	471,156
Heritage Financial Group, Inc.	6,150	117,711
HFF, Inc., Class A	21,404	449,484
Hilltop Holdings, Inc.*	28,632	487,603
Kite Realty Group Trust	54,800	316,196
LaSalle Hotel Properties	20,600	554,964
MainSource Financial Group, Inc.	7,400	107,004
Marlin Business Services Corp.	28,591	654,162
Meadowbrook Insurance Group, Inc.	28,983	219,981
National Interstate Corp.	21,400	583,150
Northrim BanCorp, Inc.	33,126	845,376
OceanFirst Financial Corp.	21,350	364,658
One Liberty Properties, Inc.	9,100	211,393
Oppenheimer Holdings, Inc., Class A	10,500	201,180
Pacific Continental Corp.	17,600	217,008
Pinnacle Financial Partners, Inc.*	15,524	442,124
Piper Jaffray Cos.*	13,900	466,345
Silvercrest Asset Management Group, Inc., Class A*	38,400	522,240
StellarOne Corp.	15,400	326,172

	Shares	Value
SY Bancorp, Inc.	16,090	$444,567
Territorial Bancorp, Inc.	8,725	198,406
Trico Bancshares	10,100	218,766
Union First Market Bankshares Corp.	20,200	446,420
United Financial Bancorp, Inc.	12,800	199,808
Washington Banking Co.	32,300	469,965
Washington Trust Bancorp, Inc.	9,675	312,890
West Bancorporation, Inc.	8,925	122,094
Western Alliance Bancorp*	28,831	511,174
Whitestone REIT	26,700	432,006
Total Financials		19,182,289
Health Care - 14.2%
ABIOMED, Inc.*	30,439	763,410
ACADIA Pharmaceuticals, Inc.*,1	26,551	523,055
AcelRx Pharmaceuticals, Inc.*	36,600	426,390
Aegerion Pharmaceuticals, Inc.*	7,040	644,794
Albany Molecular Research, Inc.*	8,500	108,035
AMN Healthcare Services, Inc.*	18,900	279,342
Anika Therapeutics, Inc.*	16,200	325,782
Array BioPharma, Inc.*	132,360	881,518
BioScrip, Inc.*	158,439	2,574,634
Cadence Pharmaceuticals, Inc.*	82,303	614,803
Cardiovascular Systems, Inc.*	29,097	599,107
Cross Country Healthcare, Inc.*	38,700	218,268
Cynosure, Inc., Class A*	31,095	885,586
DexCom, Inc.*	16,909	368,278
Endologix, Inc.*	48,339	755,538
Ensign Group, Inc., The	5,475	209,364
Epizyme, Inc.*	10,287	371,361
Exactech, Inc.*	40,300	870,077
ExamWorks Group, Inc.*	32,451	787,910
Fluidigm Corp.*	48,261	857,115
Genomic Health, Inc.*,1	11,048	393,751
HealthStream, Inc.*	47,842	1,507,023
Healthways, Inc.*	46,523	798,335
Insulet Corp.*	11,806	376,493
Intercept Pharmaceuticals, Inc.*	14,296	669,196
InterMune, Inc.*	5,700	88,407
IPC The Hospitalist Co., Inc.*	10,007	504,053
Keryx Biopharmaceuticals, Inc.*,1	93,748	853,107
Lannett Co., Inc.*	7,600	105,564
Medical Action Industries, Inc.*	25,000	229,750
Meridian Bioscience, Inc.	15,700	388,261
Merrimack Pharmaceuticals, Inc.*,1	38,328	183,208
MiMedx Group, Inc.*,1	41,327	258,707

13

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 14.2% (continued)
Natus Medical, Inc.*	42,700	$546,133
Neurocrine Biosciences, Inc.*	17,497	244,783
Novadaq Technologies, Inc.*	18,787	257,382
Onconova Therapeutics, Inc.*,1	20,900	455,411
PharMerica Corp.*	15,600	228,384
Raptor Pharmaceutical Corp.*,1	72,540	723,224
Rochester Medical Corp.*	13,800	203,964
RTI Biologics, Inc.*	54,200	212,464
Santarus, Inc.*	20,910	508,531
Sarepta Therapeutics, Inc.*,1	8,775	324,850
Spectranetics Corp.*	41,334	744,839
SurModics, Inc.*	29,200	591,008
TESARO, Inc.*	8,375	285,755
US Physical Therapy, Inc.	48,676	1,393,107
Utah Medical Products, Inc.	1,900	106,058
Verastem, Inc.*	23,155	353,808
Total Health Care		26,599,923
Industrials - 17.4%
Acacia Research Corp.	44,200	1,008,644
ACCO Brands Corp.*	105,400	696,694
Aceto Corp.	22,100	342,992
Air Transport Services Group, Inc.*	78,000	521,040
Alamo Group, Inc.	10,059	419,159
Allied Defense Group, Inc., The*,7	38,600	121,590
American Woodmark Corp.*	12,683	439,973
Apogee Enterprises, Inc.	23,395	626,050
Astronics Corp.*	19,150	756,616
Astronics Corp., Class B*	2,556	100,195
AZZ, Inc.	42,100	1,592,643
Barrett Business Services, Inc.	3,200	224,832
CAI International, Inc.*	18,925	397,236
Capstone Turbine Corp.*	543,350	798,725
CDI Corp.	13,500	212,355
Ceco Environmental Corp.	15,700	209,752
Celadon Group, Inc.	23,582	474,234
Chart Industries, Inc.*	6,000	682,200
Columbus McKinnon Corp.*	86,700	1,917,804
Consolidated Graphics, Inc.*	7,000	375,130
CRA International, Inc.*	15,350	293,799
Ducommun, Inc.*	27,600	630,384
Echo Global Logistics, Inc.*	14,341	312,204
Ennis, Inc.	51,750	958,927
Exponent, Inc.*	6,030	398,704

	Shares	Value
Fly Leasing, Ltd., ADR	37,474	$541,125
FreightCar America, Inc.	24,600	447,966
Furmanite Corp.*	27,900	208,971
Gibraltar Industries, Inc.*	14,375	221,375
GP Strategies Corp.*	8,049	212,574
Graham Corp.	18,838	615,814
Greenbrier Cos., Inc.*	37,700	862,199
H&E Equipment Services, Inc.	35,070	800,998
Hudson Technologies, Inc.*	75,800	178,130
Hurco Cos., Inc.	6,721	191,549
Interface, Inc.	49,300	936,207
KEYW Holding Corp., The*	61,600	790,328
Kimball International, Inc., Class B	10,100	110,999
Lawson Products, Inc.*	7,200	87,336
LB Foster Co., Class A	9,450	439,236
Lydall, Inc.*	19,900	309,644
Marten Transport, Ltd.	38,338	657,871
Michael Baker Corp.	10,700	432,280
NN, Inc.	54,750	673,425
Old Dominion Freight Line, Inc.*	14,725	643,188
Orion Marine Group, Inc.*	78,193	982,886
Performant Financial Corp.*	43,369	458,410
PGT, Inc.*	140,400	1,404,000
Pike Electric Corp.	15,200	185,592
Power Solutions International, Inc.*,1	42,380	1,856,668
Proto Labs, Inc.*,1	3,984	269,597
RBC Bearings, Inc.*	6,967	382,210
Saia, Inc.*	6,099	182,604
Sparton Corp.*	19,300	342,961
Standard Parking Corp.*	14,221	327,367
Sun Hydraulics Corp.	27,350	860,157
Trex Co., Inc.*	4,974	235,469
Universal Truckload Services, Inc.	7,475	206,086
US Ecology, Inc.	14,071	430,150
WageWorks, Inc.*	17,044	575,576
Total Industrials		32,572,830
Information Technology - 24.5%
Actuate Corp.*	62,938	464,482
Agilysys, Inc.*	8,300	96,197
American Software Inc., Class A	34,950	316,647
Anaren, Inc.*	17,925	419,624
Aspen Technology, Inc.*	20,900	680,086
Bazaarvoice, Inc.*,1	41,940	439,531
Bel Fuse, Inc., Class B	15,500	242,575

14

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.5% (continued)
ChannelAdvisor Corp.*	36,361	$714,130
Commtouch Software, Ltd.*	74,500	219,775
Computer Task Group, Inc.	77,150	1,434,990
comScore, Inc.*	28,300	819,568
CTS Corp.	29,400	413,070
Demandware, Inc.*	9,056	402,268
Digi International, Inc.*	20,983	208,361
DSP Group, Inc.*	14,700	109,515
eGain Corp.*	47,697	548,992
Electro Scientific Industries, Inc.	26,800	304,180
Envestnet, Inc.*	32,129	799,691
EPAM Systems, Inc.*	27,823	805,476
ePlus, Inc.	3,300	209,517
FARO Technologies, Inc.*	6,918	254,098
Fleetmatics Group PLC*	20,373	767,247
Gigamon, Inc.*	18,006	643,895
Globecomm Systems, Inc.*	30,400	440,496
Glu Mobile, Inc.*	121,100	331,814
GSI Group, Inc.*	49,400	415,454
GSI Technology, Inc.*	17,200	119,540
Hackett Group, Inc., The	18,500	102,860
Imperva, Inc.*	32,534	1,646,871
Infinera Corp.*,1	48,844	532,888
Infoblox, Inc.*	13,046	426,604
Interactive Intelligence Group, Inc.*	36,900	2,095,920
IntraLinks Holdings, Inc.*	26,406	250,857
InvenSense, Inc.*,1	32,283	570,763
IXYS Corp.	35,412	398,031
Jive Software, Inc.*,1	22,198	297,897
Luxoft Holding, Inc.*	36,748	807,354
Magnachip Semiconductor Corp.*	33,065	679,816
Marin Software, Inc.*	22,992	265,788
Market Leader, Inc.*	15,690	183,730
Marketo, Inc.*,1	32,897	1,033,953
MaxLinear, Inc., Class A*	3,000	20,790
Methode Electronics, Inc.	21,968	414,976
Model N, Inc.*	20,129	474,642
Move, Inc.*	27,470	381,558
NIC, Inc.	37,700	694,434
Oplink Communications, Inc.*	800	16,120
PC Connection, Inc.	12,746	216,172
Pericom Semiconductor Corp.*	26,100	199,665
Points International, Ltd.*	21,172	459,432
Proofpoint, Inc.*	76,271	2,052,453

	Shares	Value
PROS Holdings, Inc.*	34,032	$1,116,930
Qualys, Inc.*	36,257	580,112
Rally Software Development Corp.*	64,280	1,812,053
RMG Networks Holding Corp.*	23,600	188,800
Rubicon Technology, Inc.*	31,000	261,020
SciQuest, Inc.*	11,018	271,704
ServiceSource International, Inc.*	34,840	371,743
Shutterstock, Inc.*	5,073	269,630
Sierra Wireless, Inc.*	35,011	452,342
Silver Spring Networks, Inc.*	20,819	564,403
SPS Commerce, Inc.*	16,511	1,065,455
Stamps.com, Inc.*	25,899	1,032,334
STEC, Inc.*	21,600	146,232
SunEdison, Inc.*	44,149	445,022
SunPower Corp.*,1	15,156	419,063
Supertex, Inc.	9,000	241,920
Symmetricom, Inc.*	45,342	233,058
Tessco Technologies, Inc.	48,500	1,553,940
Textura Corp.*	26,171	789,317
Trulia, Inc.*,1	15,665	583,678
Tyler Technologies, Inc.*	31,700	2,365,454
Ultra Clean Holdings*	32,700	226,611
VASCO Data Security International, Inc.*	24,805	204,145
Virtusa Corp.*	40,802	1,051,876
Vishay Precision Group, Inc.*	12,450	201,939
Web.com Group, Inc.*	14,798	384,452
Xoom Corp.*,1	45,889	1,505,618
Xyratex, Ltd.	80,300	865,634
Total Information Technology		46,049,278
Materials - 3.5%
Flotek Industries, Inc.*	48,162	943,012
Koppers Holdings, Inc.	30,200	1,167,230
Landec Corp.*	47,900	722,811
Materion Corp.	18,325	552,315
Myers Industries, Inc.	22,000	428,340
OMNOVA Solutions, Inc.*	168,300	1,356,498
Penford Corp.*	8,200	121,688
UFP Technologies, Inc.*	4,925	104,755
Universal Stainless & Alloy Products, Inc.*	46,000	1,186,800
Total Materials		6,583,449
Telecommunication Services - 1.6%
8x8, Inc.*	61,903	560,841
HickoryTech Corp.	9,700	108,834
IDT Corp., Class B*	11,200	231,504

15

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 1.6% (continued)
inContact, Inc.*	96,017	$814,224
NTELOS Holdings Corp.	6,200	116,126
Premiere Global Services, Inc.*	49,900	548,900
Shenandoah Telecommunications Co.	16,400	316,028
Towerstream Corp.*	120,900	354,237
Total Telecommunication Services		3,050,694
Utilities - 0.6%
Chesapeake Utilities Corp.	7,575	448,970
Unitil Corp.	21,000	645,540
Total Utilities		1,094,510
Total Common Stocks (cost $125,731,430)		178,905,351
Warrants - 0.0%#
Magnum Hunter Resources Corp., 10/14/13 (cost $0)*	10,499	547
Exchange Traded Funds - 0.4%
SPDR S&P Regional Banking ETF (cost $576,185)	17,200	632,960

	Principal Amount
Short-Term Investments - 9.6%
Repurchase Agreements - 4.6%[2]
Bank of Nova Scotia, dated 07/31/13, due 08/01/13, 0.080%, total to be received $2,046,452 (secured by various U.S. Government Agency Obligations, 0.000% - 1.500%, 10/10/13 - 05/01/20, totaling $2,087,382)	$2,046,447	2,046,447
Citigroup Global Markets, Inc., dated 07/31/13, due 08/01/13, 0.090%, total to be received $2,046,452 (secured by various U.S. Government Agency Obligations, 1.847% - 7.500%, 12/15/17 - 07/15/53, totaling $2,087,376)	2,046,447	2,046,447
Daiwa Capital Markets, dated 07/31/13, due 08/01/13, 0.100%, total to be received $2,046,453 (secured by various U.S. Government Agency Obligations, 1.369% - 6.500%, 06/01/17 - 03/01/48, totaling $2,087,376)	2,046,447	2,046,447

	Principal Amount	Value
JP Morgan Securities LLC, dated 07/31/13, due 08/01/13, 0.080%, total to be received $2,046,452 (secured by various U.S. Government Agency Obligations, 0.000% - 6.925%, 06/01/19 - 08/01/43, totaling $2,087,409)	$2,046,447	$2,046,447
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/13, due 08/01/13, 0.060%, total to be received $430,824 (secured by various U.S. Government Agency Obligations, 0.000% - 2.625%, 12/05/13 - 01/31/18, totaling $439,439)	430,823	430,823
Total Repurchase Agreements		8,616,611

	Shares
Other Investment Companies - 5.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	9,450,569	9,450,569
Total Short-Term Investments (cost $18,067,180)		18,067,180
Total Investments - 105.3% (cost $144,374,795)		197,606,038
Other Assets, less Liabilities - (5.3)%		(9,878,721)
Net Assets - 100.0%		$187,727,317

16

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 1.7%
Brookfield Office Properties, Inc. (Industrials)	167,680	$2,838,822
Rexford Industrial Realty, Inc. (Financials)*	52,760	740,223
Total Common Stocks (cost $3,789,998)		3,579,045
REITs - 97.9%
Apartments - 17.4%
American Campus Communities, Inc.	970	37,258
AvalonBay Communities, Inc.	75,070	10,159,974
BRE Properties, Inc.	52,180	2,768,671
Camden Property Trust	98,530	6,950,306
Equity Residential	106,350	5,955,600
Essex Property Trust, Inc.	32,576	5,254,183
Mid-America Apartment Communities, Inc.	46,770	3,159,314
UDR, Inc.	118,870	2,976,505
Total Apartments		37,261,811
Diversified - 9.0%
Cousins Properties, Inc.	218,400	2,238,600
Digital Realty Trust, Inc.	52,420	2,898,302
Duke Realty Corp.	291,710	4,804,464
Liberty Property Trust	99,780	3,812,594
Vornado Realty Trust	66,760	5,661,916
Total Diversified		19,415,876
Health Care - 10.7%
Aviv REIT, Inc.	43,800	1,090,620
HCP, Inc.	169,480	7,435,088
Health Care REIT, Inc.	80,170	5,170,163
Ventas, Inc.	139,510	9,171,387
Total Health Care		22,867,258
Hotels - 7.3%
Ashford Hospitality Trust, Inc.	85,900	1,002,453
Host Hotels & Resorts, Inc.	329,670	5,887,906
LaSalle Hotel Properties	142,400	3,836,256
RLJ Lodging Trust	80,080	1,939,538
Sunstone Hotel Investors, Inc.*	225,720	2,920,817
Total Hotels		15,586,970
Office Properties - 10.8%
Alexandria Real Estate Equities, Inc.	32,190	2,205,015
Boston Properties, Inc.	61,480	6,575,286
Brandywine Realty Trust	79,700	1,111,018
CyrusOne, Inc.	53,980	1,098,493
Highwoods Properties, Inc.	95,110	3,450,591
Hudson Pacific Properties, Inc.	20,030	434,651

	Shares	Value
Kilroy Realty Corp.	63,720	$3,335,105
Parkway Properties, Inc.	34,400	602,000
SL Green Realty Corp.	47,060	4,265,989
Total Office Properties		23,078,148
Regional Malls - 20.3%
CBL & Associates Properties, Inc.	102,340	2,330,282
General Growth Properties, Inc.	324,760	6,735,522
Macerich Co., The	115,860	7,189,113
Simon Property Group, Inc.	101,390	16,228,483
Tanger Factory Outlet Centers	214,800	6,965,964
Taubman Centers, Inc.	56,183	4,113,719
Total Regional Malls		43,563,083
Shopping Centers - 7.7%
DDR Corp.	258,540	4,415,863
Excel Trust, Inc.	30,175	391,671
Federal Realty Investment Trust	20,458	2,154,841
Kimco Realty Corp.	276,020	6,224,251
Regency Centers Corp.	55,420	2,922,297
Retail Opportunity Investments Corp.	32,720	448,264
Total Shopping Centers		16,557,187
Single Tenant - 1.0%
Spirit Realty Capital, Inc.	228,614	2,087,247
Storage - 6.9%
CubeSmart	150,650	2,440,530
Public Storage	58,950	9,386,019
Sovran Self Storage, Inc.	43,310	2,992,721
Total Storage		14,819,270
Warehouse/Industrials - 6.8%
EastGroup Properties, Inc.	22,540	1,394,324
First Industrial Realty Trust, Inc.	43,340	709,042
Prologis, Inc.	327,190	12,551,008
Total Warehouse/Industrials		14,654,374
Total REITs (cost $202,376,222)		209,891,224
Other Investment Companies - 0.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $758,935)	758,935	758,935
Total Investments - 100.0% (cost $206,925,155)		214,229,204
Other Assets, less Liabilities - 0.0%#		56,940
Net Assets - 100.0%		$214,286,144

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds - 97.7%
Alvord, CA Unified School District General Obligation, Election 2007, Series A, 5.000%, 08/01/23 (AGM Insured)	$285,000	$304,009
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/17 (National Insured)	110,000	122,343
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	225,000	252,909
Anaheim, CA Public Financing Authority Electric System District Facilities, 4.000%, 10/01/17 (National Insured)	20,000	21,809
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	120,441
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/19 (AGM Insured)	175,000	197,388
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/22 (AGM Insured)	200,000	219,414
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/26 (AGM Insured)	15,000	16,110
Baldwin Park, CA Unified School District General Obligation, Election 2006, 4.300%, 08/01/24 (AGM Insured)	75,000	78,381
Baldwin Park, CA Unified School District General Obligation, Election 2006, 4.750%, 08/01/25 (AGM Insured)	75,000	78,462
Barstow, CA Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	392,966
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/17	20,000	22,880
Bay Area, CA Toll Authority Toll Bridge Revenue, Series F, 5.000%, 04/01/22	35,000	39,090
Benicia, CA Unified School District General Obligation, 4.000%, 08/01/19	100,000	107,316
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	55,437
Butte-Glenn Counties, CA Community College District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	325,000	343,853
Cabrillo, CA Unified School District General Obligation, Series A, 5.000%, 08/01/25	25,000	27,607
Cabrillo, CA Unified School District General Obligation, Series A, 5.000%, 08/01/26	125,000	136,034
California State Department of Water Resources, Water System Revenue, Series A, 5.000%, 12/01/20	25,000	28,828
California State Educational Facilities Authority, Santa Clara University, 5.000%, 09/01/23	100,000	114,284
California State General Obligation, Various Purpose, 4.000%, 09/01/26	65,000	64,933
California State General Obligation, Various Purpose, 5.000%, 09/01/27	25,000	26,681
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	579,160
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	200,616
California State Public Works Board, Series C, 4.500%, 06/01/17	50,000	56,185
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	21,967
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	75,673
Centinela Valley Union High School District, Series A, 5.500%, 02/01/24 (National Insured)	100,000	113,758
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	108,988
Central, CA Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	75,000	77,548
Central, CA Unified School District General Obligation, 5.000%, 08/01/22 (Assured Guaranty)	25,000	27,307
Central, CA Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	25,776
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	16,820
Chaffey, CA Joint Union High School District General Obligation, 5.000%, 08/01/25	25,000	27,539
Citrus, CA Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	21,811
City of Costa Mesa, CA COP, Police Facility Expansion Project, 4.300%, 10/01/26 (National Insured)	25,000	25,795
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	130,535
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	257,275
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	20,325

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.7% (continued)
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/23 (National Insured)	$115,000	$129,565
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	65,000	69,633
Colton, CA Public Financing Authority Electric Revenue, Series A, 5.000%, 04/01/26	140,000	146,292
Contra Costa County, CA Public Financing Authority Capital Projects Lease Revenue, Series A-1, 4.000%, 06/01/19	50,000	53,395
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/24 (AGM Insured)	75,000	81,600
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	54,164
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	433,526
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16	50,000	56,095
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26	175,000	192,211
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/27	245,000	267,785
Desert Sands, CA Unified School District General Obligation, Election 2001, 5.500%, 08/01/28	25,000	27,778
Desert Sands, CA Unified School District, Election 2001, 5.000%, 06/01/22 (AMBAC Insured)	40,000	44,786
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	357,027
El Monte, CA Union High School District General Obligation, Election 2002, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	43,886
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)	565,000	591,781
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	251,966
Fairfield-Suisun, CA Unified School District, Election 2002, 5.250%, 08/01/16 (National Insured)	70,000	73,490
Fremont, CA Unified School District General Obligation, Series B, 5.000%, 08/01/24	25,000	28,470
Fresno County, CA Unified School District General Obligation, Series A, 6.000%, 08/01/26 (National Insured)	110,000	123,974
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	28,084
Glendale, CA Unified School District General Obligation, 5.000%, 09/01/23	50,000	56,585
Golden West, CA Schools Financing Authority General Obligation, 5.250%, 09/01/24 (National Insured)	365,000	423,933
Grossmont, CA Union High School District General Obligation, 5.000%, 08/01/23 (National Insured)	85,000	92,667
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	55,186
Hacienda La Puente, CA Unified School District Facilities Financing Authority Revenue, 5.000%, 08/01/23 (AGM Insured)	125,000	137,917
Hemet, CA Unified School District General Obligation, 4.000%, 08/01/23 (AGM Insured)	35,000	35,576
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	130,234
Imperial, CA Irrigation District Electric System Revenue, 5.250%, 11/01/28	40,000	43,442
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	110,828
Long Beach, CA Unified School District General Obligation Refunding, Series A, 5.000%, 08/01/25	30,000	32,885
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	96,519
Los Angeles County, CA Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series E, 5.000%, 07/01/25	35,000	39,204
Los Angeles County, CA Public Works Financing Authority, 5.000%, 10/01/15 (National Insured)	15,000	16,377
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	28,334
Los Angeles County, CA Sanitation Districts Financing Authority Capital Projects Revenue, 5.000%, 10/01/23 (FGIC Insured)	80,000	86,182
Los Angeles, CA Department of Airports, Series D, 5.250%, 05/15/28	25,000	26,899
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	27,781
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	299,128

19

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.7% (continued)
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility, Series A, 5.000%, 01/01/25 (FGIC Insured)	$780,000	$825,716
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Real Property, Series B, 4.750%, 09/01/26	100,000	101,300
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series A, 5.000%, 09/01/24	100,000	104,594
Los Angeles, CA Municipal Improvement Corp. Lease Revenue, Series C, 5.000%, 09/01/18	300,000	342,267
Los Angeles, CA Municipal Improvement Corp. Revenue, Prerefunded, Series B1, 5.000%, 08/01/21 (FGIC Insured)	5,000	5,237
Los Angeles, CA Municipal Improvement Corp. Revenue, Unrefunded, Series B1, 5.000%, 08/01/21 (FGIC Insured)	120,000	124,204
Los Angeles, CA Municipal Improvement Corp. Revenue, Unrefunded, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	51,631
Los Angeles, CA Municipal Improvement Corp. Revenue, Unrefunded, Series B1, 5.000%, 08/01/26 (FGIC Insured)	200,000	205,806
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/16	160,000	176,750
Los Angeles, CA Municipal Improvement Lease Revenue, Capital Equipment, Series A, 5.000%, 09/01/23	640,000	675,110
Los Angeles, CA Municipal Improvement Revenue, Capital Equipment, Series 2008 A, 5.000%, 09/01/25	50,000	51,855
Los Angeles, CA Unified School District COPS, Capital Projects I, Series B-2, 5.000%, 12/01/15	40,000	43,750
Los Angeles, CA Unified School District General Obligation, Election 2004, Series G, 5.000%, 07/01/24 (AMBAC Insured)	35,000	37,939
Madera, CA Unified School District General Obligation, 4.000%, 08/01/25 (AGM Insured)	60,000	61,829
Madera, CA Unified School District General Obligation, Election 2006, 5.000%, 08/01/16 (National Insured)	70,000	77,634
Merced Community College District, 4.000%, 08/01/20	75,000	82,223
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	30,000	33,640
Montebello, CA Unified School District General Obligation, Election 2004, 4.200%, 08/01/22 (National Insured)	100,000	107,541
Montebello, CA Unified School District General Obligation, Election 2004, Series A, 5.000%, 08/01/28	25,000	26,576
Moreland, CA School District General Obligation, Series A, 5.000%, 08/01/15 (AMBAC Insured)	50,000	53,345
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	55,077
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,242
Mount Diablo, CA Unified School District General Obligation, Election 2002, Series B-2, 5.000%, 07/01/26	25,000	26,973
Mount Diablo, CA Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/26	60,000	65,210
Ohlone, CA Community College District General Obligation, 5.000%, 08/01/25	25,000	27,993
Orange County, CA Sanitation District COP, Series A, 5.000%, 02/01/22	135,000	151,107
Palomar, CA Community College District General Obligation, Election 2006, Series A, 4.750%, 05/01/28 (AGM Insured)	45,000	46,969
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	49,365
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	52,941
Perris, CA Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,546
Placentia-Yorba Linda, CA Unified School District General Obligation, Election 2002, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	68,401
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	11,597
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/22 (National Insured)	30,000	32,909
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/26 (National Insured)	275,000	289,886
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/17 (National Insured)	225,000	260,937
Port of Oakland, CA Series B, 5.000%, 11/01/21 (National Insured)	625,000	689,837
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	75,000	80,493
Puerto Rico Sales Tax Financing Corp. Revenue, Prerefunded, Series 2009 A, 5.000%, 08/01/18	20,000	23,638
Puerto Rico Sales Tax Financing Corp. Revenue, Unrefunded Balance, Series 2009 A, 5.000%, 08/01/18	50,000	54,192
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20	635,000	654,348

20

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.7% (continued)
Rescue, CA Union School District General Obligation, 5.000%, 09/01/21 (National Insured)	$25,000	$28,484
Rescue, CA Union School District General Obligation, 5.000%, 07/01/23 (National Insured)	50,000	56,275
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	37,200
Riverside, CA Unified School District General Obligation, Election 2001, Series B, 4.000%, 08/01/17 (National Insured)	100,000	106,545
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	164,410
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	59,911
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	156,812
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	135,799
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, 08/01/26 (FGIC Insured)	120,000	125,688
Sacramento, CA Municipal Utility District Electric Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	145,000	166,936
Sacramento, CA Municipal Utility District Unrefunded Balance Revenue, Series R, 5.000%, 08/15/18 (National Insured)	45,000	45,061
Sacramento, CA Unified School District General Obligation, 5.000%, 07/01/25	50,000	52,907
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26	480,000	598,354
San Bernardino, CA Community College District General Obligation, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	197,442
San Bernardino, CA Community College District, Election 2008, Series A, 6.250%, 08/01/23	620,000	769,141
San Diego, CA Public Facilities Financing Authority Sewer Revenue, Series B, 5.000%, 05/15/21	50,000	56,598
San Diego, CA Public Facilities Financing Authority Water Revenue, Series B, 5.000%, 08/01/20	30,000	34,525
San Diego, CA Unified Port District Revenue, Series B, 5.000%, 09/01/23 (National Insured)	325,000	331,455
San Francisco, CA City & County Airports Commission International Airport Revenue, Second Series, Governmental Purpose, 5.000%, 05/01/27	100,000	107,308
San Francisco, CA City & County Airports Commission Revenue, Second Series Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	534,569
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	95,000	105,568
San Francisco, CA City and County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	52,764
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	59,565
San Joaquin County, CA Transportation Authority Sales Tax Revenue, Measure K, Series A, 5.000%, 03/01/27	50,000	53,949
San Jose, CA Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/24 (FGIC Insured)	200,000	215,872
San Juan, CA Unified School District General Obligation, Election 2002, Series A, 5.000%, 08/01/16 (National Insured)	150,000	157,110
San Mateo Joint Powers Financing Authority Capital Projects Lease Revenue, Series A, 5.000%, 07/15/17	25,000	28,206
San Mateo Joint Powers Financing Authority Capital Projects Lease Revenue, Series A, 5.000%, 07/15/24	225,000	249,741
Santa Ana, CA Unified School District General Obligation, Series A, 5.250%, 08/01/26	500,000	539,495
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,414,478
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	330,000	336,600
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series H, 5.000%, 08/01/19 (Assured Guaranty)	100,000	114,637
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	79,928
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/16 (National Insured)	250,000	272,163

21

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.7% (continued)
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/22 (National Insured)	$500,000	$554,440
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	44,685
Santa Clara County, CA Financing Authority Lease Revenue, Series A, 5.000%, 11/15/21	185,000	211,068
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	100,000
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	51,841
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/24 (National Insured)	100,000	108,998
Sierra, CA Joint Community College District, School Facilities District No. 1, Election 2004, 5.000%, 08/01/25 (National Insured)	100,000	108,524
Snowline, CA Joint Unified School District Refunding Project, 4.250%, 09/01/20	50,000	54,138
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	26,662
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	43,118
Solano County, CA COP, 4.250%, 11/15/15	25,000	26,644
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	16,848
South Western, CA Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	306,717
Southern California Public Power Authority Revenue, Southern Transmission Project, Series B, 5.750%, 07/01/24	75,000	88,039
State Center, CA Community College District General Obligation, Election 2002, Series A, 4.000%, 08/01/16 (AGM Insured)	60,000	65,176
Sweetwater, CA Authority Water Revenue, 5.000%, 04/01/17 (AMBAC Insured)	50,000	53,232
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	89,466
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	107,545
Upland, CA Unified School District General Obligation, 5.000%, 08/01/22	25,000	29,042
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	127,760
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	42,401
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	15,581
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	350,000	361,706
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	85,000	87,362
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	106,816
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	650,362
Wasco, CA Union High School District General Obligation, Election 2008, Series B, 4.000%, 08/01/25 (AGM Insured)	35,000	34,185
West Contra Costa, CA Unified School District General Obligation, Election 2005, Series B, 6.000%, 08/01/21	75,000	92,074
West Valley-Mission, CA Community College District General Obligation, Election 2012, Series A, 5.000%, 08/01/26	50,000	55,538
Wiseburn, CA School District, Class A, 5.000%, 08/01/16 (National Insured)	75,000	80,523
Yosemite, CA Community College District General Obligation, Prerefunded, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	420,000	457,884
Yosemite, CA Community College District General Obligation, Unrefunded, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	95,000	100,587
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	97,849
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	27,033
Total Municipal Bonds (cost $26,080,520)		27,096,386

22

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.6%[3]
BlackRock Liquidity Funds, California Money Fund - Institutional Class Shares, 0.01% (cost $447,367)	447,367	$447,367
Total Investments - 99.3% (cost $26,527,887)[8]		27,543,753
Other Assets, less Liabilities - 0.7%		196,997
Net Assets - 100.0%		$27,740,750

23

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity Fund	$33,598,572	$15,263,239	$(106,094)	$15,157,145
Managers AMG FQ U.S. Equity Fund	51,295,923	11,205,428	(824,532)	10,380,896
Managers AMG FQ Global Alternatives Fund	118,516,635	8,062,057	—	8,062,057
Managers AMG FQ Global Essentials Fund	116,414,914	163,357	(2,937,307)	(2,773,950)
Managers Frontier Small Cap Growth Fund	59,812,425	23,215,314	(1,495,119)	21,720,195
Managers AMG TSCM Growth Equity Fund	27,667,428	6,111,445	(24,957)	6,086,488
Managers Micro-Cap Fund	145,647,156	53,791,752	(1,832,870)	51,958,882
Managers Real Estate Securities Fund	208,165,007	8,753,620	(2,689,423)	6,064,197
Managers California Intermediate Tax-Free Fund	26,527,887	1,171,721	(155,855)	1,015,866

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares were out on loan to various brokers as of July 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Tax Managed U.S. Equity Fund	$156,150	0.3%
Managers AMG FQ U.S. Equity Fund	900,825	1.6%
Managers AMG FQ Global Essentials Fund	6,703,685	6.3%
Managers Frontier Small Cap Growth Fund	2,070,520	2.6%
Managers AMG TSCM Growth Equity Fund	308,728	0.9%
Managers Micro-Cap Fund	8,544,122	4.6%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the July 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of this security is held as collateral for options written.
[5]	Indicates yield to maturity at July 31, 2013.
[6]	Some or all of these securities were held as collateral for futures contracts as of July 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives Fund	$48,100,462	38.8%
Managers AMG FQ Global Essentials Fund	8,998,875	8.5%

[7]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at July 31, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Micro Cap Fund	$121,590	0.1%

Notes to Schedules of Portfolio Investments (continued)

[8]	At July 31, 2013, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 95.0% and Puerto Rico 2.6%. At July 31, 2013, 60.1% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 34.3% and FGIC Insured 10.7%.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign seccurities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of July 31, 2013, the securities in Managers Real Estate Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of July 31, 2013.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$47,419,223	—	—	$47,419,223
Short-Term Investments
Repurchase Agreements	—	$157,314	—	157,314
Other Investment Companies	1,179,180	—	—	1,179,180

Total Investments in Securities	$48,598,403	$157,314	—	$48,755,717

25

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ U.S. Equity Fund

Investments in Securities
Common Stocks†	$58,897,936	—	—	$58,897,936
Short-Term Investments
Repurchase Agreements	—	$849,783	—	849,783
Other Investment Companies	1,723,630	—	—	1,723,630

Total Investments in Securities	$60,621,566	$849,783	—	$61,471,349

Financial Derivative Instruments-Assets††
Equity Contracts	$209,882	—	—	$209,882

Financial Derivative Instruments-Liabilities††
Equity Contracts	(602,169)	—	—	(602,169)

Total Financial Derivative Instruments	$(392,287)	—	—	$(392,287)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Alternatives Fund

Investments in Securities
Exchange Traded Funds†††	$25,656,222	—	—	$25,656,222
U.S. Government Obligations††††	—	$48,100,462	—	48,100,462
Other Investment Companies	52,822,008	—	—	52,822,008

Total Investments in Securities	$78,478,230	$48,100,462	—	$126,578,692

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts	—	$3,482,285	—	$3,482,285
Equity Contracts	$984,878	—	—	984,878
Interest Rate Contracts	142,993	1,172,126	—	1,315,119

	1,127,871	4,654,411	—	5,782,282

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts	—	(4,984,745)	—	(4,984,745)
Equity Contracts	(2,468,025)	—	—	(2,468,025)
Interest Rate Contracts	(309,597)	(840,588)	—	(1,150,185)

	(2,777,622)	(5,825,333)	—	(8,602,955)

Total Financial Derivative Instruments	$(1,649,751)	$(1,170,922)	—	$(2,820,673)

26

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG FQ Global Essentials Fund

Investments in Securities
Exchange Traded Funds†††	$51,045,217	—	—	$51,045,217
Exchange Traded Notes†††	11,598,117	—	—	11,598,117
U.S. Government Obligations††††	—	$8,998,875	—	8,998,875
Short-Term Investments
Repurchase Agreements	—	6,848,722	—	6,848,722
Other Investment Companies	35,150,033	—	—	35,150,033

Total Investments in Securities	$97,793,367	$15,847,597	—	$113,640,964

Financial Derivative Instruments-Assets††
Equity Contracts	$1,517,984	—	—	$1,517,984
Financial Derivative Instruments-Liabilities††
Equity Contracts	(23,421)	—	—	(23,421)
Interest Rate Contracts	(3,028,829)	—	—	(3,028,829)

	(3,052,250)	—	—	(3,052,250)

Total Financial Derivative Instruments	$(1,534,266)	—	—	$(1,534,266)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Frontier Small Cap Growth Fund

Investments in Securities
Common Stocks†	$77,059,512	—	—	$77,059,512
Warrants	—	$514	—	514
Short-Term Investments
Repurchase Agreements	—	2,144,566	—	2,144,566
Other Investment Companies	2,328,028	—	—	2,328,028

Total Investments in Securities	$79,387,540	$2,145,080	—	$81,532,620

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG TSCM Growth Equity Fund
Investments in Securities
Common Stocks†	$33,276,545	—	—	$33,276,545
Short-Term Investments
Repurchase Agreements	—	$311,668	—	311,668
Other Investment Companies	165,703	—	—	165,703

Total Investments in Securities	$33,442,248	$311,668	—	$33,753,916

27

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Micro-Cap Fund

Investments in Securities
Common Stocks
Information Technology	$46,049,278	—	—	$46,049,278
Industrials	32,451,240	$121,590	—	32,572,830
Consumer Discretionary	30,746,499	—	—	30,746,499
Health Care	26,599,923	—	—	26,599,923
Financials	19,182,289	—	—	19,182,289
Energy	7,729,285	—	—	7,729,285
Materials	6,583,449	—	—	6,583,449
Consumer Staples	5,296,594	—	—	5,296,594
Telecommunication Services	3,050,694	—	—	3,050,694
Utilities	1,094,510	—	—	1,094,510
Exchange Traded Funds	632,960	—	—	632,960
Warrants	—	547	—	547
Short-Term Investments
Repurchase Agreements	—	8,616,611	—	8,616,611
Other Investment Companies	9,450,569	—	—	9,450,569

Total Investments in Securities	$188,867,290	$8,738,748	—	$197,606,038

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers California Intermediate Tax-Free Fund

Investments in Securities
Municipal Bonds**	—	$27,096,386	—	$27,096,386
Other Investment Companies	$447,367	—	—	447,367

Total Investments in Securities	$447,367	$27,096,386	—	$27,543,753

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options and forwards, are not reflected in the Schedules of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedules of Portfolio Investments.
††††	All U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to the Schedules of Portfolio Investments.
**	The municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the Schedules of Portfolio Investments.

As of July 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

28

Notes to Schedules of Portfolio Investments (continued)

Options

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At July 31, 2013, the following Funds had open written options:

Managers AMG FQ U.S. Equity Fund - Written Option Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	1,675	08/17/13	84	$62,874	$(137,046)
S&P 500 Index (Call)	1,705	09/21/13	72	53,892	(111,708)
S&P 500 Index (Call)	1,740	09/21/13	21	11,309	(4,127)
S&P 500 Index (Call)	1,770	10/19/13	168	153,048	35,784
S&P 500 Index (Put)	1,425	09/21/13	72	111,492	103,932
S&P 500 Index (Put)	1,445	08/17/13	84	103,194	102,144
S&P 500 Index (Put)	1,475	09/21/13	21	13,828	9,629
S&P 500 Index (Put)	1,480	10/19/13	84	75,474	32,214
S&P 500 Index (Put)	1,490	10/19/13	84	83,034	35,154

			Total	$668,145	$65,976

Transactions in written put and call options for the period from November 1, 2012 to July 31, 2013, were as follows:

Managers AMG FQ U.S. Equity Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2012	490	$227,265
Options written	4,348	1,944,503
Options exercised/expired/closed	(4,148)	(1,503,623)

Options outstanding at July 31, 2013	690	$668,145

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC futures contracts is Morgan Stanley.

29

Notes to Schedules of Portfolio Investments (continued)

At July 31, 2013, the following Funds had open futures contracts:

Managers AMG FQ U.S. Equity Fund - Futures Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain
S&P 500 E-Mini Index	2	Long	09/20/13	$4,412

Managers AMG FQ Global Alternatives Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Type	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	22	Long	Exchange	08/16/13	$17,813
Australia 10-Year bond	AUD	67	Short	Exchange	09/16/13	(78,717)
Australian SPI 200	AUD	26	Long	Exchange	09/19/13	198,043
CAC40 Index	EUR	80	Short	Exchange	08/16/13	(88,519)
Canadian 10-Year Bond	CAD	95	Short	OTC	09/19/13	422,168
DAX Index	EUR	26	Short	Exchange	09/20/13	(204,496)
Euro-Bund 10-Year	EUR	39	Long	OTC	09/06/13	(57,338)
FTSE 100 Index	GBP	76	Long	Exchange	09/20/13	348,233
FTSE/MIB Index	EUR	89	Short	Exchange	09/20/13	(332,482)
Hang Seng Index	HKD	77	Long	Exchange	08/29/13	27,103
IBEX 35 Index	EUR	139	Short	Exchange	08/16/13	(1,103,814)
Japanese 10-Year Bond	JPY	323	Short	Exchange	09/09/13	(230,880)
S&P 500 E-Mini Index	USD	301	Short	Exchange	09/20/13	(738,714)
S&P/TSX 60 Index	CAD	43	Long	Exchange	09/19/13	158,661
TOPIX Index	JPY	88	Long	Exchange	09/12/13	235,025
U.K. 10-Year Gilt	GBP	290	Long	OTC	09/26/13	749,958
U.K. 10-Year Gilt	GBP	181	Short	Exchange	09/26/13	142,993
U.S. Treasury 10-Year bond	USD	287	Long	OTC	09/30/13	(783,250)

Total						$(1,318,213)

Managers AMG FQ Global Essentials Fund - Futures Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	22	Long	08/16/13 to 09/20/13	$16,580
Australia 10-Year Bond	AUD	162	Long	09/16/13	(455,288)
Australian SPI 200	AUD	34	Long	09/19/13	226,187

30

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
CAC40 Index	EUR	38	Long	08/16/13 to 09/20/13	$99,703
Canadian 10-Year Bond	CAD	140	Long	09/19/13	(625,272)
DAX Index	EUR	7	Long	09/20/13	(20,671)
E-Mini MSCI Index	USD	241	Long	09/20/13	44,852
Euro-Bund 10-Year	EUR	64	Long	09/06/13	(105,930)
Euro-Bund 30-Year	EUR	42	Long	09/06/13	(141,147)
FTSE 100 Index	GBP	27	Long	09/20/13	104,714
FTSE/MIB Index	EUR	18	Long	09/20/13	(2,750)
Hang Seng Index	HKD	14	Long	08/29/13	2,894
IBEX 35 Index	EUR	18	Long	08/16/13	141,780
Russell 2000 Index	USD	110	Long	09/20/13	711,462
S&P 500 E-Mini Index	USD	40	Long	09/20/13	88,210
S&P/TSX 60 Index	CAD	24	Long	09/19/13	58,343
TOPIX Index	JPY	24	Long	09/12/13	23,259
U.K. 10-Year Gilt	GBP	136	Long	09/26/13	(832,418)
U.S. Treasury Long Bond	USD	118	Long	09/19/13	(868,774)

				Total	$(1,534,266)

At July 31, 2013, the following Funds had foreign currency contracts (in U.S. Dollars):

Managers AMG FQ Global Alternatives Fund - Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Australian Dollar	Long	09/18/13	GS	$8,484,676	$8,646,356	$(161,680)
Australian Dollar	Long	09/18/13	MS	23,357,983	23,920,960	(562,977)
British Pound	Long	09/18/13	GS	2,250,999	2,297,460	(46,461)
British Pound	Long	09/18/13	MS	31,320,083	32,092,207	(772,124)
British Pound	Long	09/18/13	MS	2,520,644	2,482,477	38,167
Canadian Dollar	Long	09/18/13	GS	5,236,343	5,129,050	107,293
Canadian Dollar	Long	09/18/13	GS	2,470,691	2,623,584	(152,893)
Canadian Dollar	Long	09/18/13	MS	3,694,855	3,643,471	51,384
Euro	Long	09/18/13	GS	27,749,489	27,640,451	109,038
Euro	Long	09/18/13	GS	8,827,663	8,885,736	(58,073)

31

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Euro	Long	09/18/13	MS	$38,456,835	$38,357,058	$99,777
Japanese Yen	Long	09/18/13	GS	932,490	941,977	(9,487)
Japanese Yen	Long	09/18/13	MS	6,922,032	7,004,777	(82,745)
Japanese Yen	Long	09/18/13	MS	4,001,051	3,937,391	63,660
New Zealand Dollar	Long	09/18/13	GS	8,686,938	8,496,416	190,522
New Zealand Dollar	Long	09/18/13	MS	22,412,943	22,084,214	328,729
Norwegian Krone	Long	09/18/13	GS	4,393,758	4,263,360	130,398
Norwegian Krone	Long	09/18/13	GS	4,268,594	4,372,248	(103,654)
Norwegian Krone	Long	09/18/13	MS	5,204,741	5,106,351	98,390
Norwegian Krone	Long	09/18/13	MS	1,005,954	1,021,885	(15,931)
Singapore Dollar	Long	09/18/13	GS	3,898,026	3,908,937	(10,911)
Singapore Dollar	Long	09/18/13	MS	2,329,547	2,355,998	(26,451)
Swedish Krona	Long	09/18/13	MS	15,430,171	15,284,261	145,910
Swiss Franc	Long	09/18/13	GS	8,939,322	8,771,804	167,518
Swiss Franc	Long	09/18/13	GS	4,025,705	4,037,162	(11,457)
Australian Dollar	Short	09/18/13	GS	4,633,166	4,374,683	258,483
Australian Dollar	Short	09/18/13	MS	23,772,772	22,746,024	1,026,748
British Pound	Short	09/18/13	GS	5,550,818	5,481,029	69,789
British Pound	Short	09/18/13	GS	4,025,905	4,051,553	(25,648)
Canadian Dollar	Short	09/18/13	GS	4,899,175	4,949,278	(50,103)
Canadian Dollar	Short	09/18/13	GS	15,191,157	15,147,280	43,877
Canadian Dollar	Short	09/18/13	MS	4,112,288	4,198,197	(85,909)
Canadian Dollar	Short	09/18/13	MS	19,079,558	18,959,284	120,274
Euro	Short	09/18/13	GS	12,589,140	12,798,357	(209,217)
Euro	Short	09/18/13	MS	14,378,731	14,771,675	(392,944)
Euro	Short	09/18/13	MS	3,293,163	3,274,685	18,478
Japanese Yen	Short	09/18/13	MS	11,231,973	11,081,462	150,511
New Zealand Dollar	Short	09/18/13	GS	39,537,857	40,657,382	(1,119,525)
Norwegian Krone	Short	09/18/13	MS	3,982,816	4,174,957	(192,141)
Singapore Dollar	Short	09/18/13	GS	21,501,659	21,310,174	191,485
Swedish Krona	Short	09/18/13	GS	37,345,183	37,813,149	(467,966)
Swedish Krona	Short	09/18/13	MS	3,449,961	3,481,154	(31,193)

32

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Swiss Franc	Short	09/18/13	GS	$26,851,006	$27,000,605	$(149,599)
Swiss Franc	Short	09/18/13	GS	9,337,499	9,283,847	53,652
Swiss Franc	Short	09/18/13	MS	15,149,239	15,394,895	(245,656)
Swiss Franc	Short	09/18/13	MS	2,938,451	2,920,249	18,202

			Total	$529,673,050	$531,175,510	$(1,502,460)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
COP:	Certificates of Participation
ETF:	Exchange Traded Fund
FGIC:	Financial Guaranty Insurance Company
FSA:	FSA Capital, Inc.
National:	National Public Finance Guarantee Corp.
REIT:	Real Estate Investment Trust
XCLA:	XL Capital Assurance, Inc.

Currency and Counterparty Abbreviations:

MS:	Morgan Stanley	GS:	Goldman Sachs Group, Inc.
AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound	OTC:	Over-the-Counter

33

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

July 31, 2013 (unaudited)

	Principal Amount†	Value
Asset-Backed Securities - 2.6%
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.770%, 07/25/32 (08/26/13)[1]	$77,398	$70,017
Bear Stearns Asset-Backed Securities, Inc., Series 2006-AQ1, Class 2A1, 0.270%, 10/25/36 (08/26/13)[1]	29,740	29,246
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3, 0.540%, 04/25/36 (08/26/13)[1]	3,200,000	2,984,789
Series 2007-2, Class 2A2, 0.290%, 08/25/37 (08/26/13)[1]	6,978,283	6,855,769
EFS Volunteer No. 2 LLC, Series 1, Class A1, 1.073%, 07/26/27 (08/26/13) (a)[1]	1,761,296	1,762,878
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.930%, 05/25/40 (08/26/13) (a)[1]	504,097	473,317
First NLC Trust, Series 2007-1, Class A1, 0.260%, 08/25/37 (08/26/13) (a)[1]	645,769	313,414
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.250%, 01/25/37 (08/26/13)[1]	38,560	17,436
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.750%, 10/25/34 (08/26/13)[1]	55,661	52,793
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.240%, 11/25/36 (08/26/13)[1]	11,330	4,819
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.450%, 09/25/35 (08/26/13)[1]	1,587,551	1,543,040
Residential Asset Securities Corporation,
Series 2006-EMX2, Class A2, 0.390%, 02/25/36 (08/26/13)[1]	339,359	330,533
Series 2006-KS4, Class M1, 0.470%, 06/25/36 (08/26/13)[1]	6,000,000	4,445,070
Securitized Asset Backed Receivables LLC, Series 2007-HE1, Class A2A, 0.250%, 12/25/36 (08/26/13)[1]	450,780	132,589
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23	58,422	63,381
Series 2007-20K, Class 1, 5.510%, 11/01/27	2,828,588	3,148,110
Series 2008-10E, Class 1, 5.110%, 09/01/18	1,210,552	1,292,962
Series 2008-20I, Class 1, 5.600%, 09/01/28	6,287,338	6,963,626
Series 2009-20E, Class 1, 4.430%, 05/01/29	3,810,865	4,122,687
Structured Asset Securities Corp., Series 2002-HF1, 0.770%, 01/25/33 (08/26/13)[1]	40,678	38,089
Total Asset-Backed Securities (cost $34,152,354)		34,644,565
Bank Loan Obligations - 0.1%
American Governmental Financial Services Funding Co., Term Loan, 5.500%, 05/18/17 (cost $573,120)	576,000	577,656
Corporate Bonds and Notes - 10.3%
Financials - 8.6%
Ally Financial, Inc.,
3.475%, 02/11/14 (08/11/13)[1]	1,000,000	1,012,370
4.500%, 02/11/14	7,700,000	7,811,650
5.500%, 02/15/17	3,300,000	3,502,808
7.500%, 12/31/13	1,500,000	1,537,500
7.500%, 09/15/20	1,000,000	1,165,000
8.300%, 02/12/15	800,000	865,000
American International Group, Inc.,
5.050%, 10/01/15	400,000	433,880
6.250%, 03/15/37	800,000	824,000
8.250%, 08/15/18	4,500,000	5,642,406
MTN, 5.600%, 10/18/16	800,000	896,951
Australia and New Zealand Banking Group, Ltd., 2.125%, 01/10/14 (a)	2,400,000	2,417,299
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)	200,000	206,500

1

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 8.6% (continued)
Bank of America Corp.,
4.500%, 04/01/15		$10,000,000	$10,513,180
6.500%, 08/01/16		2,800,000	3,175,085
Bank of Montreal,
1.950%, 01/30/17 (a)[2]		600,000	614,737
2.850%, 06/09/15 (a)		400,000	416,508
Bank of Nova Scotia,
1.650%, 10/29/15 (a)		900,000	918,414
1.950%, 01/30/17 (a)		200,000	204,880
Barclays Bank PLC, 7.625%, 11/21/22		7,100,000	7,082,250
BBVA Bancomer SA,
4.500%, 03/10/16 (a)		500,000	525,000
6.500%, 03/10/21 (a)		900,000	951,750
BPCE SA, 2.375%, 10/04/13 (a)		400,000	401,256
CIT Group, Inc., 5.250%, 04/01/14 (a)[2]		300,000	306,750
Citigroup, Inc.,
2.275%, 08/13/13 (08/13/13)[1]		1,100,000	1,100,505
6.125%, 08/25/36		3,200,000	3,245,517
MTN, 5.500%, 10/15/14		5,800,000	6,104,471
Credit Suisse New York, 2.200%, 01/14/14		800,000	806,298
Dexia Credit Local SA, 0.744%, 04/29/14 (10/29/13) (a)[1]		4,100,000	4,106,974
Ford Motor Credit Co. LLC,
7.000%, 04/15/15		1,400,000	1,525,048
8.700%, 10/01/14		1,000,000	1,087,641
Goldman Sachs Group, Inc., The, 1.273%, 02/07/14 (08/07/13)[1]		2,200,000	2,206,967
HSBC Bank PLC, 2.000%, 01/19/14 (a)		800,000	806,129
International Lease Finance Corp.,
5.750%, 05/15/16		300,000	317,625
6.750%, 09/01/16 (a)		800,000	884,000
Intesa Sanpaolo S.p.A, 2.674%, 02/24/14 (08/27/13) (a)[1]		1,700,000	1,705,583
JPMorgan Chase & Co., EMTN, 0.471%, 09/26/13 (09/26/13)[1]	EUR	200,000	266,185
JPMorgan Chase Bank, NA,
0.602%, 06/13/16 (09/13/13)[1]		1,300,000	1,278,696
0.890%, 05/31/17[3]	EUR	900,000	1,170,442
LBG Capital No.1 PLC,
8.500%, 12/29/49 (a)[3,4]		400,000	408,374
Series 8, 7.869%, 08/25/20	GBP	2,300,000	3,689,587
Merrill Lynch & Co., Inc., GMTN, 6.400%, 08/28/17		3,400,000	3,888,617
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	2,020,923
Nordea Bank AB, 2.125%, 01/14/14 (a)		400,000	403,006
Principal Life Income Funding Trusts, MTN, 5.550%, 04/27/15		2,300,000	2,490,636
Qatari Diar Finance “Q.S.C.”, 3.500%, 07/21/15		900,000	936,072
Royal Bank of Scotland Group PLC, The, 6.990%, 10/29/49 (a)[3,4]		2,600,000	2,548,000
Santander SA US Debt Unipersonal, 2.991%, 10/07/13 (a)		3,700,000	3,712,454

2

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 8.6% (continued)
SLM Corp., MTN, 6.250%, 01/25/16		$300,000	$320,625
Springleaf Finance Corp., 4.125%, 11/29/13	EUR	3,900,000	5,188,378
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000	3,021,031
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000	3,038,426
Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (a)[5]		1,000,000	1,005,935
UBS AG, Series FRN, 1.264%, 01/28/14 (10/28/13)[1]		300,000	301,444
Wachovia Corp., MTN, 0.464%, 08/01/13 (08/01/13)[1]		300,000	300,000
Wells Fargo & Co., Series K, 7.980%, 03/29/49[3,4]		1,600,000	1,804,000
Total Financials			113,114,763
Industrials - 1.4%
AbbVie, Inc., 1.033%, 11/06/15 (08/06/13) (a)[1]		2,900,000	2,928,220
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		1,200,000	1,460,500
Petrobras Global Finance BV,
2.408%, 01/15/19 (10/15/13)[1]		300,000	295,500
3.000%, 01/15/19		400,000	372,429
Petrobras International Finance Co.,
3.875%, 01/27/16		3,300,000	3,421,183
5.875%, 03/01/18		2,300,000	2,471,035
Petroleos Mexicanos, 8.000%, 05/03/19		1,200,000	1,470,000
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)		678,870	733,180
Rohm & Haas Co., 6.000%, 09/15/17		1,100,000	1,265,928
Time Warner, Inc., 5.875%, 11/15/16		1,200,000	1,370,568
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16		273,917	311,581
Volkswagen International Finance NV, 0.884%, 04/01/14 (10/01/13) (a)[1]		2,900,000	2,906,102
Total Industrials			19,006,226
Utilities - 0.3%
ENN Energy Holdings, Ltd., 6.000%, 05/13/21 (a)		200,000	213,152
Entergy Corp., 3.625%, 09/15/15		2,200,000	2,282,595
Majapahit Holding, B.V., 7.750%, 01/20/20[2]		700,000	784,000
Tokyo Electric Power Co., Inc., The,
Series 513, 1.850%, 07/28/14	JPY	7,000,000	71,795
Series 527, 1.500%, 05/30/14	JPY	1,000,000	10,223
Total Utilities			3,361,765
Total Corporate Bonds and Notes (cost $127,525,635)			135,482,754
Foreign Government and Agency Obligations - 3.2%
Autonomous Community of Valencia Spain, Notes, EMTN, 4.375%, 07/16/15	EUR	400,000	534,804
Banco do Brasil SA, Bonds, 5.875%, 01/19/23 (a)		200,000	193,400
Banco Nacional de Desenvolvimento Economico e Social, Notes, 4.125%, 09/15/17 (a)	EUR	400,000	541,454
Brazil Letras do Tesouro Nacional, 12.023%, 01/01/17[6]	BRL	4,000,000	1,233,610
Brazil Notas do Tesouro Nacional, Series F, Notes, 10.000%, 01/01/17	BRL	1,939,000	842,707
British Columbia Bonds, Province of, 4.300%, 06/18/42	CAD	300,000	309,312
Export-Import Bank of Korea, The, Notes, 8.125%, 01/21/14		1,000,000	1,033,447

3

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 3.2% (continued)
Korea Development Bank Notes, The, 4.375%, 08/10/15		$3,500,000	$3,713,444
Korea Finance Corp. Notes, 3.250%, 09/20/16		800,000	836,138
Korea Housing Finance Corp. Notes, 4.125%, 12/15/15 (a)		500,000	531,764
Ontario Bonds, Province of,
2.850%, 06/02/23	CAD	1,800,000	1,672,610
3.150%, 06/02/22	CAD	3,400,000	3,283,246
4.000%, 06/02/21	CAD	3,900,000	4,040,796
4.200%, 06/02/20	CAD	2,500,000	2,635,259
4.300%, 03/08/17	CAD	1,000,000	1,053,120
4.400%, 06/02/19	CAD	1,400,000	1,493,956
4.700%, 06/02/37	CAD	2,600,000	2,789,602
MTN, 4.600%, 06/02/39	CAD	700,000	742,691
MTN, 5.500%, 06/02/18	CAD	400,000	444,806
Ontario Notes, Province of,
1.000%, 07/22/16		100,000	100,204
1.650%, 09/27/19		1,300,000	1,246,423
3.000%, 07/16/18		400,000	420,964
Quebec Bonds, Province of,
2.750%, 08/25/21		900,000	878,035
3.000%, 09/01/23	CAD	300,000	280,454
3.500%, 07/29/20		500,000	523,059
3.500%, 12/01/22	CAD	3,600,000	3,544,586
4.250%, 12/01/21	CAD	5,100,000	5,352,492
4.250%, 12/01/43	CAD	1,200,000	1,198,493
Total Foreign Government and Agency Obligations (cost $41,915,668)			41,470,876
Mortgage-Backed Securities - 3.4%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.416%, 02/25/45 (08/25/13)[1]		465,639	464,835
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B, 1.603%, 05/16/47 (08/16/13) (a)[1]	EUR	1,792,547	2,416,054
Bank of America Funding Corp., Series 2005-D, Class A1, 2.639%, 05/25/35 (08/25/13)[1]		569,184	572,693
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A1, 2.695%, 11/25/30 (09/25/13)[1]		13,240	13,275
Series 2002-11, Class 1A1, 2.652%, 02/25/33 (08/25/13)[1]		17,987	18,103
Series 2003-1, Class 6A1, 2.573%, 04/25/33 (08/25/13)[1]		228,057	231,675
Series 2005-2, Class A1, 2.600%, 03/25/35 (08/25/13)[1]		6,223,726	6,243,262
Series 2005-2, Class A2, 2.793%, 03/25/35 (08/25/13)[1]		3,259,334	3,235,331
Series 2005-5, Class A2, 2.320%, 08/25/35 (08/25/13)[1]		5,846,065	5,827,232
Series 2005-12, Class 13A1, 5.382%, 02/25/36 (09/25/13)[1]		195,793	179,515
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.707%, 05/25/35 (08/25/13)[1]		1,219,818	1,120,700
Series 2005-7, Class 22A1, 2.810%, 09/25/35 (08/25/13)[1]		585,582	479,921
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,189,648

4

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Mortgage-Backed Securities - 3.4% (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1, 2.270%, 09/25/35 (08/25/13)[1]		$4,367,399	$4,293,262
Series 2005-11, Class A2A, 2.570%, 10/25/35 (08/25/13)[1]		261,373	252,062
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.370%, 05/25/47 (08/26/13)[1]		1,130,081	855,167
Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A, 2.783%, 02/20/36 (08/20/13)[1]		300,214	258,582
CSMC, Series 2010-18R, Class 4A4, 2.602%, 04/26/38 (a)[3,5]		1,200,000	1,165,312
GreenPoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A, 0.270%, 10/25/46 (08/26/13)[1]		119	118
Series 2006-AR8, Class 1A1A, 0.270%, 01/25/47 (08/26/13)[1]		4	4
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.084%, 11/25/35 (08/25/13)[1]		779,623	760,578
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.432%, 01/25/36 (09/25/13)[1]		1,396,617	1,101,641
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,332,015
Series 2010-C2, Class A3, 4.070%, 11/15/43 (a)		2,000,000	2,113,765
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.354%, 02/25/35 (08/25/13)[1]		238,373	238,830
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 4A, 0.440%, 11/25/35 (08/25/13)[1]		135,724	125,817
Series 2005-A10, Class A, 0.400%, 02/25/36 (08/25/13)[1]		706,486	639,377
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 0.470%, 12/25/35 (08/26/13)[1]		2,231,980	1,880,548
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.590%, 02/25/34 (08/25/13)[1]		112,014	108,948
Series 2004-CL1, Class 2A2, 0.590%, 02/25/19 (08/25/13)[1]		3,080	3,027
Silenus European Loan Conduit N25 Ltd., Series 25X, Class A, 0.353%, 05/15/19 (08/16/13)[1]	EUR	67,958	85,662
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1, 0.852%, 09/19/32 (08/19/13)[1]		248,482	238,882
Series 2005-AR5, Class A2, 0.442%, 07/19/35 (08/19/13)[1]		740,046	687,002
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.351%, 01/25/32 (08/25/13)[1]		16,994	14,847
Series 2006-11, Class A1, 2.718%, 10/28/35 (08/28/13) (a)[1]		372,032	348,312
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, Series 2007-WHL8, 0.271%, 06/15/20 (08/15/13) (a)[1]		1,257,752	1,247,909
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 1.362%, 11/25/42 (08/25/13)[1]		125,424	112,968
Series 2005-AR13, Class A1A1, 0.480%, 10/25/45 (08/25/13)[1]		252,070	227,840
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR1, 2.018%, 02/25/31 (09/25/13)[1]		3,153	3,140
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.640%, 03/25/36[3]		1,253,945	1,244,547
Total Mortgage-Backed Securities (cost $44,092,683)			44,332,406
Municipal Bonds - 4.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 02/15/50		1,000,000	1,327,450

5

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 4.3% (continued)
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build
America, Series 2010 B, 6.486%, 05/15/49	$1,000,000	$1,093,190
California State General Obligation, Build America Bonds, 7.500%, 04/01/34	1,300,000	1,695,447
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,300,000	1,743,625
California State General Obligation, Build America Bonds, 7.600%, 11/01/40	1,000,000	1,358,360
California State General Obligation, Build America Bonds, 7.950%, 03/01/36	1,100,000	1,267,838
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	524,155
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	763,812
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,094,190
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	110,734
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,818,208
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	221,468
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	1,931,846
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	1,073,140
Chicago, IL Transit Authority, Sales Tax Receipts Revenue, Series 2016, 5.250%, 12/01/36	2,200,000	2,268,640
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	1,019,640
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	879,752
Irvine Ranch, CA District Joint Powers Agency Water Revenue, 2.388%, 03/15/14	2,800,000	2,808,176
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.488%, 08/01/33	200,000	237,620
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000	362,793
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[7]	3,600,000	3,903,984
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	4,934,360
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,054,370
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	1,019,560
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Bond America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	5,725,900
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 5.882%, 06/15/44	1,100,000	1,289,563
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,212,904
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center Project, 5.750%, 11/15/51	1,000,000	1,074,790
New York Metropolitan Transportation Authority Transit Revenue, Series E, 5.000%, 11/15/42	2,700,000	2,701,782
New York State Dormitory Authority, 5.000%, 12/15/30	2,000,000	2,143,500
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	995,841
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,317,816
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,118,556

6

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 4.3% (continued)
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	$700,000	$723,520
Truckee Meadows Water Authority Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[7]	200,000	203,480
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000	2,716,100
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000	355,878
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000	225,772
Total Municipal Bonds (cost $50,324,332)		56,317,760

	Shares
Municipal Closed-End Bond Funds - 0.4%
Dreyfus Municipal Income, Inc.	37,500	320,250
DWS Municipal Income Trust	55,000	667,150
Invesco Advantage Municipal Income Trust II	61,796	657,509
Invesco Trust for Investment Grade Municipals	55,000	679,800
MFS Municipal Income Trust	53,800	340,554
Nuveen Performance Plus Municipal Fund	55,000	732,600
Nuveen Premium Income Municipal Fund II	55,000	692,450
Nuveen Premium Income Municipal Fund IV	55,000	650,100
Nuveen Quality Income Municipal Fund	55,000	686,400
Total Municipal Closed-End Bond Funds (cost $6,147,228)		5,426,813
Preferred Stocks - 0.3%
DG Funding Trust, 0.597% (Financials) (a)[5] (cost $6,037,773)	573	4,054,133

	Principal Amount†
U.S. Government and Agency Obligations - 96.6%
Federal Home Loan Mortgage Corporation - 6.8%
FHLMC,
0.875%, 03/07/18	$600,000	584,887
1.000%, 03/08/17 to 09/29/17[2]	28,400,000	28,208,733
1.250%, 08/01/19 to 10/02/19[2]	5,100,000	4,855,478
1.750%, 05/30/19[2]	800,000	794,564
2.375%, 01/13/22[2]	900,000	875,478
2.533%, 07/01/30 (10/15/13)[1]	1,737	1,796
2.969%, 11/01/34 (10/15/13)[1]	1,049,828	1,119,403
3.750%, 03/27/19	1,200,000	1,319,820
5.000%, 02/16/17	2,000,000	2,280,994
5.084%, 08/01/35 (10/15/13)[1]	62,892	66,646
5.500%, 08/23/17	100,000	116,752
FHLMC Gold Pool,
4.000%, 09/01/40 to 12/01/41	4,448,057	4,616,215
4.000%, TBA	13,000,000	13,489,532
4.500%, 06/01/23 to 07/01/41	4,082,268	4,309,164
5.500%, 11/01/26 to 05/01/40	11,706,901	12,658,844
6.000%, 02/01/16 to 11/01/37	7,452,809	8,121,541
6.500%, 01/01/26	14,996	17,099

7

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Federal Home Loan Mortgage Corporation - 6.8% (continued)
FHLMC REMICS,
0.341%, 07/15/19 to 08/15/19 (08/15/13)[1]	$1,721,847	$1,722,488
0.491%, 05/15/36 (08/15/13)[1]	807,531	809,494
0.691%, 09/15/30 (08/15/13)[1]	27,029	27,178
6.500%, 08/15/31	3,051,341	3,426,131
7.000%, 11/15/20	12,018	12,953
7.500%, 08/15/30	177,623	208,042
FHLMC Structured Pass Through Securities, 1.369%, 02/25/45 (08/25/13)[1]	119,005	119,558
Total Federal Home Loan Mortgage Corporation		89,762,790
Federal National Mortgage Association - 38.8%
FNMA,
0.875%, 08/28/17 to 05/21/18[2]	8,700,000	8,534,941
1.250%, 01/30/17	2,400,000	2,426,698
1.369%, 07/01/44 (09/25/13)[1]	140,139	142,322
2.310%, 08/01/22	1,800,000	1,703,387
2.470%, 06/01/35 (09/25/13)[1]	1,698,578	1,807,540
2.500%, 07/01/28	6,000,596	6,003,668
2.665%, 09/01/35 (09/25/13)[1]	909,377	956,582
2.870%, 09/01/27	1,100,000	987,789
3.000%, TBA	21,000,000	21,612,774
3.330%, 11/01/21	97,205	103,816
3.414%, 05/01/36 (09/25/13)[1]	825,488	855,802
3.500%, 11/01/25 to 03/01/41	1,310,211	1,349,784
3.500%, TBA	3,000,000	3,137,695
3.850%, 05/01/36 (09/25/13)[1]	400,312	423,070
4.000%, 04/01/20 to 10/01/31	2,093,211	2,208,359
4.000%, TBA	39,000,000	40,948,594
4.500%, 05/01/18 to 05/01/42	55,906,684	59,376,406
4.500%, TBA	99,000,000	104,923,745
5.000%, 02/13/17 to 03/01/42	80,631,886	87,339,838
5.000%, TBA	66,000,000	71,037,829
5.057%, 05/01/35(09/25/13)[1]	95,251	101,805
5.375%, 06/12/17	1,300,000	1,506,058
5.500%, 11/01/17 to 09/01/41	15,487,302	16,884,326
5.500%, TBA	41,000,000	44,607,979
6.000%, 05/01/16 to 05/01/41	18,196,472	19,909,911
6.000%, TBA	5,000,000	5,469,923
6.500%, 11/01/35	157,857	181,959

8

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Federal National Mortgage Association - 38.8% (continued)
FNMA REMICS,
0.250%, 12/25/36 (08/25/13)[1]	$265,922	$262,664
0.500%, 04/25/37 (08/25/13)[1]	550,556	553,404
0.640%, 09/25/35 (08/25/13)[1]	1,196,730	1,208,225
2.563%, 05/25/35 (09/25/13)[1]	141,559	146,800
5.000%, 04/25/33	1,029,054	1,125,822
7.200%, 05/25/23	379,579	430,323
FNMA Whole Loan, 6.039%, 12/25/42[3]	218,852	243,565
Total Federal National Mortgage Association		508,513,403
Government National Mortgage Association - 5.0%
GNMA,
1.625%, 03/20/24 to 11/20/29 (09/20/13)[1]	254,313	264,267
1.750%, 08/20/25 (09/20/13)[1]	16,090	16,714
2.000%, 04/20/21 (09/20/13)[1]	4,837	5,011
3.000%, 07/15/42 to 07/15/43	38,955,002	38,232,024
3.000%, TBA	9,000,000	8,810,157
3.500%, TBA	4,000,000	4,072,500
4.000%, TBA	1,000,000	1,043,906
5.000%, 07/15/34 to 12/15/41	8,724,542	9,419,422
5.000%, TBA	1,000,000	1,079,180
6.500%, 06/20/28	453,715	511,242
6.750%, 10/16/40[3]	1,571,495	1,775,727
Total Government National Mortgage Association		65,230,150
U.S. Government Obligations - 46.0%
U.S. Treasury Inflation Indexed Bonds,
0.625%, 12/15/43	101,314	84,324
2.125%, 02/15/40[8,9]	17,781,885	21,396,604
3.625%, 04/15/28	2,160,240	3,001,383
U.S. Treasury Inflation Indexed Notes,
0.125%, 04/15/17 to 07/15/22	5,982,845	5,930,912
0.625%, 07/15/21	7,027,732	7,336,018
1.125%, 01/15/21	11,819,502	12,766,445
1.250%, 07/15/20	213,616	234,302
1.875%, 07/15/19	327,276	371,995
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	15,014,120	18,015,187
U.S. Treasury Inflation Protected Securities,
1.750%, 01/15/28	667,116	749,020
2.000%, 01/15/26	8,801,925	10,198,887
2.375%, 01/15/27	13,514,085	16,304,000
2.500%, 01/15/29	3,688,728	4,547,656
3.875%, 04/15/29	1,841,996	2,652,331

9

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Government Obligations - 46.0% (continued)
U.S. Treasury Notes,
0.250%, 04/15/16	$23,500,000	$23,335,688
0.625%, 04/30/18	68,700,000	66,518,225
0.750%, 10/31/17 to 03/31/18[8,9]	204,900,000	200,628,324
0.875%, 01/31/18 to 07/31/19	12,900,000	12,510,953
1.000%, 05/31/18 to 11/30/19[8,9]	14,300,000	13,736,567
1.125%, 05/31/19 to 04/30/20	8,400,000	8,013,389
1.250%, 10/31/19 to 02/29/20	24,300,000	23,460,245
1.375%, 06/30/18 to 05/31/20	148,800,000	148,098,756
2.000%, 02/15/22	2,200,000	2,137,093
2.125%, 08/15/21	1,800,000	1,782,211
Total U.S. Government Obligations		603,810,515
Total U.S. Government and Agency Obligations (cost $1,277,874,610)		1,267,316,858
Short-Term Investments - 4.2%
Certificates of Deposit - 0.1%
Itau Unibanco SA, 1.070%, 10/31/13[6]	1,100,000	1,096,066
Repurchase Agreements - 0.9%[10]
Bank of Nova Scotia, dated 07/31/13, due 08/01/13, 0.080%, total to be received $2,870,064 (secured by various U.S. Government Agency Obligations, 0.000% - 1.500%, 10/10/13 - 05/01/20, totaling $2,927,468)	2,870,058	2,870,058
Citigroup Global Markets Inc., dated 07/31/13, due 08/01/13, 0.090%, total to be received $2,870,065 (secured by various U.S. Government Agency Obligations, 1.847% - 7.500%, 12/15/17 - 07/15/53, totaling $2,927,459)	2,870,058	2,870,058
Merrill Lynch, Pierce, Fenner & Smith Inc., dated 07/31/13, due 08/01/13, 0.060%, total to be received $604,214 (secured by various U.S. Government Agency Obligations, 0.000% - 2.625%, 12/05/13 - 01/31/18, totaling $616,297)	604,213	604,213
Mizuho Securities USA, Inc., dated 07/31/13, due 08/01/13, 0.090%, total to be received $2,870,065 (secured by various U.S. Government Agency Obligations, 1.550% - 7.000%, 01/24/20 - 07/01/43, totaling $2,927,459)	2,870,058	2,870,058
Nomura Securities, dated 07/31/13, due 08/01/13, 0.090%, total to be received $2,870,065 (secured by various U.S. Government Agency Obligations, 1.740% - 6.009%, 04/01/16 - 08/01/43, totaling $2,927,459)	2,870,058	2,870,058
Total Repurchase Agreements		12,084,445
U.S. Treasury Bills - 3.1%
U.S. Treasury Bills, 0.020%, 10/10/13[6]	40,600,000	40,598,011

	Shares
Other Investment Companies - 0.1%[11]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	784,514	784,514
Total Short-Term Investments (cost $54,563,074)		54,563,036
Total Investments - 125.4% (cost $1,643,206,477)		1,644,186,857
Other Assets, less Liabilities - (25.4)%		(332,603,075)
Net Assets - 100.0%		$1,311,583,782

10

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,643,390,032 for Federal income tax purposes at July 31, 2013, the aggregate gross unrealized appreciation and depreciation were $22,893,690 and $22,096,865, respectively, resulting in net unrealized appreciation of investments of $796,825.

†	Principal amount stated in U.S. dollars unless otherwise stated.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2013, the value of these securities amounted to $54,026,796, or 4.1% of net assets.
[1]	Floating Rate Security: The rate listed is as of July 31, 2013. Date in parentheses represents the security’s next coupon rate reset.
[2]	Some or all of these securities, amounting to a market value of $11,829,819, or 0.9% of net assets, were out on loan to various brokers.
[3]	Variable Rate Security: The rate listed is as of July 31, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Perpetuity Bond: The date shown is the final call date.
[5]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. Illiquid securities at July 31, 2013, amounted to $6,225,380, or 0.5% of net assets.
[6]	Represents yield to maturity at July 31, 2013.
[7]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $4,107,464, or 0.3% of net assets.
[8]	Some or all of this security is held with brokers as collateral for futures contracts, amounting to a market value of $2,031,451, or 0.2% of net assets.
[9]	Collateral segregated with brokers for swap contracts, amounting to a market value of $9,046,946, or 0.7% of net assets.
[10]	Collateral received from brokers for securities lending was invested in these short-term investments.
[11]	Yield shown represents the July 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium-Term Note
GNMA:	Government National Mortgage Association
MTN:	Medium-Term Note
NATL-RE:	National Public Finance Guarantee Corp.
TBA	To Be Announced

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets

11

Notes to Schedule of Portfolio Investments (continued)

or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of July 31, 2013:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$34,644,565	—	$34,644,565
Bank Loan Obligations	—	577,656	—	577,656
Corporate Bonds and Notes†	—	135,482,754	—	135,482,754
Foreign Government and Agency Obligations	—	41,470,876	—	41,470,876
Mortgage-Backed Securities	—	44,332,406	—	44,332,406
Municipal Bonds	—	56,317,760	—	56,317,760
Municipal Closed-End Bond Funds	$5,426,813	—	—	5,426,813
Preferred Stocks	—	4,054,133	—	4,054,133
U.S. Government and Agency Obligations†	—	1,267,316,858	—	1,267,316,858
Short-Term Investments
Certificates of Deposit	—	1,096,066	—	1,096,066
Repurchase Agreements	—	12,084,445	—	12,084,445
U.S. Treasury Bills	—	40,598,011	—	40,598,011
Other Investment Companies	784,514	—	—	784,514

Total Investments in Securities	$6,211,327	$1,637,975,530	—	$1,644,186,857

Financial Derivative Instruments-Assets††
Credit Contracts	—	$639,904	—	$639,904
Foreign Exchange Contracts	—	567,571	—	567,571
Interest Rate Contracts	$553,305	8,221,582	—	8,774,887

	553,305	9,429,057	—	9,982,362

Financial Derivative Instruments-Liabilities††
Credit Contracts	—	(61,839)	—	(61,839)
Foreign Exchange Contracts	—	(3,235,823)	—	(3,235,823)
Interest Rate Contracts	(1,000,620)	(3,675,492)	—	(4,676,112)

	(1,000,620)	(6,973,154)	—	(7,973,774)

Total Financial Derivative Instruments	$(447,315)	$2,455,903	—	$2,008,588

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.

As of July 31, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

12

Notes to Schedule of Portfolio Investments (continued)

Futures Contracts

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At July 31, 2013, the following Fund had futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Loss
90-Day Eurodollar	2,832	Long	06/15/15 to 03/14/16	$(447,315)

Interest Rate Caps and Floors, Swap Contracts and Options

The Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

13

Notes to Schedule of Portfolio Investments (continued)

At July 31, 2013, the following Fund had swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
	Interest Rate Swaps
Pay	1-Year BRL-CDI	9.10%	GS	01/02/17	BRL	900,000	—	$(12,437)
Pay	28-Day MXN TIIE	5.50%	BRC	09/13/17	MXN	33,000,000	$(17,216)	25,615
Pay	28-Day MXN TIIE	5.50%	MS	09/13/17	MXN	11,000,000	(5,264)	8,064
Pay	28-Day MXN TIIE	5.50%	MS	09/02/22	MXN	100,000	(140)	(452)
Pay	28-Day MXN TIIE	5.60%	BRC	09/06/16	MXN	61,600,000	17,943	55,137
Pay	28-Day MXN TIIE	6.00%	JPM	06/25/23	MXN	11,000,000	(26,851)	(16,047)
Pay	28-Day MXN TIIE	6.35%	MS	06/02/21	MXN	4,000,000	758	(1,339)
Pay	6 Month JPY LIBOR Rate†	1.00%	BNP	09/18/23	JPY	220,000,000	18,859	(16,464)
Pay	6 Month JPY LIBOR Rate†	1.00%	BRC	09/18/23	JPY	250,000,000	11,362	(8,640)
Pay	6 Month JPY LIBOR Rate†	1.00%	CS	09/18/23	JPY	250,000,000	14,790	(12,068)
Pay	6 Month JPY LIBOR Rate†	1.00%	DUB	09/18/23	JPY	410,000,000	21,335	(16,871)
Pay	6 Month JPY LIBOR Rate†	1.00%	GS	09/18/23	JPY	280,000,000	15,925	(12,877)
Pay	6 Month JPY LIBOR Rate†	1.00%	JPM	09/18/23	JPY	60,000,000	4,728	(4,074)
Pay	6 Month JPY LIBOR Rate†	1.00%	MS	09/18/23	JPY	250,000,000	11,324	(8,602)
Pay	6 Month JPY LIBOR Rate†	1.00%	RBS	09/18/23	JPY	110,000,000	9,112	(7,914)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.00%	GS	10/15/17	USD	48,200,000	(53,247)	(636,503)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE†	1.00%	MS	10/15/17	USD	48,200,000	(60,375)	(629,375)
Receive	3 Month USD LIBOR Rate†	1.50%	BOA	03/18/16	USD	24,100,000	(729)	107,403
Receive	3 Month USD LIBOR Rate†	1.50%	CS	03/18/16	USD	9,900,000	68,108	(24,288)
Receive	3 Month USD LIBOR Rate†	1.50%	GS	03/18/16	USD	59,900,000	487,357	(222,223)
Receive	3 Month USD LIBOR Rate†	1.50%	MS	03/18/16	USD	42,900,000	327,618	(137,730)
Receive	3 Month USD LIBOR Rate†	2.65%	BRC	07/31/13	USD	2,100,000	—	(24,833)
Receive	3 Month USD LIBOR Rate†	2.65%	GS	07/31/13	USD	6,200,000	—	(73,317)
Receive	3 Month USD LIBOR Rate†	2.65%	JPM	07/31/13	USD	6,200,000	—	(73,317)
Receive	3 Month USD LIBOR Rate†	2.65%	MS	07/31/13	USD	8,500,000	—	(98,893)
Receive	3 Month USD LIBOR Rate†	2.65%	RBS	07/31/13	USD	2,400,000	—	(28,381)
Receive	3 Month USD LIBOR Rate†	2.75%	BRC	06/19/43	USD	7,800,000	585,000	745,140
Receive	3 Month USD LIBOR Rate†	2.75%	DUB	06/19/43	USD	23,800,000	1,420,949	2,407,648
Receive	3 Month USD LIBOR Rate†	2.75%	GS	06/19/43	USD	20,600,000	1,551,180	1,961,755
Receive	3 Month USD LIBOR Rate†	2.75%	JPM	06/19/43	USD	14,400,000	991,424	1,464,219

14

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Receive	3 Month USD LIBOR Rate†	2.75%	MS	06/19/43	USD	12,600,000	$931,392	$1,217,296
Receive	3 Month USD LIBOR Rate†	3.50%	BOA	12/18/43	USD	1,400,000	55,685	(3,240)
Receive	3 Month USD LIBOR Rate†	3.50%	GS	12/18/43	USD	2,600,000	101,209	(3,811)

						Total	$6,482,236	$5,918,581

Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Credit Default Swaps-Sell Protection††
U.S. Treasury Notes	0.75%	UBS	09/20/15	EUR	5,000,000	$(29,559)	$56,683
Berkshire Hathaway Finance	1.00%	BRC	12/20/13	USD	400,000	1,217	585
Brazil Federative Republic Bond	1.00%	CITI	06/20/16	USD	4,300,000	(7,544)	(45,444)
Brazil Federative Republic Bond	1.00%	DUB	06/20/16	USD	1,400,000	(2,672)	(14,580)
Brazil Federative Republic Bond	1.00%	JPM	09/20/15	USD	1,400,000	(6,651)	(337)
Brazil Federative Republic Bond	1.00%	MS	08/20/16	USD	3,500,000	—	77,041
Brazil Federative Republic Bond	1.00%	UBS	09/20/15	USD	1,000,000	(4,026)	(965)
China Government	1.00%	MS	06/20/16	USD	1,800,000	(33,797)	53,829
China Government	1.00%	RBS	06/20/15	USD	1,900,000	11,709	9,859
Export-Import Bank of A.S.	1.00%	DUB	06/20/17	USD	300,000	(9,809)	8,760
General Electric Capital Corp.	1.00%	DUB	03/20/16	USD	300,000	(8,118)	11,333
General Electric Capital Corp.	1.00%	MS	06/20/16	USD	700,000	(1,502)	8,992
Mexico Government	1.00%	BRC	03/20/15	USD	700,000	(5,020)	9,387
Mexico Government	1.00%	CITI	06/20/16	USD	9,800,000	(1,474)	43,311
Mexico Government	1.00%	DUB	03/20/15	USD	1,100,000	(8,049)	14,912
Mexico Government	1.00%	DUB	03/20/16	USD	2,300,000	(8,765)	20,363
Mexico Government	1.00%	GS	06/20/16	USD	8,400,000	(173,186)	209,047
Mexico Government	1.00%	MS	09/20/16	USD	600,000	(1,697)	3,779
Mexico Government	1.00%	UBS	09/20/15	USD	1,000,000	(6,020)	12,694
Republic of Indonesia	1.00%	MS	09/20/16	USD	2,700,000	(129,980)	99,329
Republic of Indonesia	1.00%	UBS	09/20/16	USD	300,000	(2,892)	(513)

					Total	$(427,835)	$578,065

†	This contract is centrally cleared swap.
††	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.

15

Notes to Schedule of Portfolio Investments (continued)

At July 31, 2013, the following Fund had written put and call options, swaptions and inflation floors:

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
	Interest Rate Swaptions
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.90%	09/30/13	$2,700,000	$44,280	$11,148
Receive	10-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	2.90%	09/30/13	5,200,000	75,747	11,937
Receive	10-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.90%	09/30/13	5,500,000	90,475	22,984
Receive	5-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	0.75%	09/03/13	3,500,000	2,450	2,449
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	0.75%	09/03/13	17,300,000	9,595	9,592
Receive	5-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	0.75%	09/03/13	6,900,000	2,760	2,759
Receive	5-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	0.90%	09/03/13	6,900,000	7,245	7,233
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.00%	09/03/13	9,800,000	9,800	9,728
Receive	5-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	1.10%	09/03/13	63,000,000	75,600	73,729
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.10%	09/03/13	6,900,000	39,157	(136,462)
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.10%	09/03/13	6,900,000	26,565	(149,055)
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.25%	09/03/13	3,500,000	9,450	(54,759)
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.25%	09/03/13	17,300,000	43,915	(273,460)
Receive	5-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.40%	09/03/13	6,600,000	21,330	(57,070)
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.45%	09/03/13	25,800,000	125,300	(133,090)
Receive	5-Year Interest Rate Swap (Put)	GS	3-Month USD-LIBOR	1.50%	10/28/13	29,300,000	80,675	(329,613)
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.65%	09/03/13	63,000,000	151,200	(136,899)
Receive	5-Year Interest Rate Swap (Put)	MS	3-Month USD-LIBOR	1.75%	11/27/13	16,800,000	148,736	(24,942)
Receive	1-Year Interest Rate Swap (Call)	BRC	Euribor 6 Month	0.40%	03/12/14	5,800,000	11,212	3,615
Receive	1-Year Interest Rate Swap (Call)	GS	Euribor 6 Month	0.40%	03/12/14	5,700,000	11,754	4,288
Receive	1-Year Interest Rate Swap (Put)	BRC	Euribor 6 Month	0.40%	03/12/14	5,800,000	12,708	1,748
Receive	1-Year Interest Rate Swap (Put)	GS	Euribor 6 Month	0.40%	03/12/14	5,700,000	11,754	983

						Total	$1,011,708	$(1,133,157)

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Inflation Floor Options
Inflation Floor - OTC CPURNSA Index	DUB	$216	03/10/20	$(11,400,000)	$85,500	$67,112

16

Notes to Schedule of Portfolio Investments (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
Options on Exchange-Traded Futures
Euro-Bund 10-Year Futures (Call)	$148	09/06/13	10	$5,294	$5,161
U.S. Treasury 10-Year Note Futures (Call)	$133	09/19/13	116	34,253	32,440
U.S. Treasury 10-Year Note Futures (Put)	$129	09/19/13	116	67,448	(237,051)

			Total	$106,995	$(199,450)

Transactions in written put and call options and swaptions for the fiscal period ended July 31, 2013, were as follows:

	Number of Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2012	—	$198,100,000	$951,373
Options and swaptions written	290	560,900,000	1,831,981
Options and swaptions exercised/expired/closed	(48)	(427,700,000)	(1,579,151)

Options and swaptions outstanding at July 31, 2013	242	$331,300,000	$1,204,203

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2013, the following Fund had forward foreign currency contracts (in U.S. Dollars):

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Brazilian Real	Long	08/02/13	CITI	$2,958	$3,002	$(44)
Brazilian Real	Long	09/04/13 to 11/04/13	CS	5,631,285	5,651,362	(20,077)
Brazilian Real	Long	08/02/13	JPM	15,348	15,579	(231)
Brazilian Real	Long	08/02/13	UBS	8,053,742	8,832,668	(778,926)
British Pound	Long	09/12/13	CITI	1,730,662	1,785,021	(54,359)
Canadian Dollar	Long	09/23/13	DUB	1,066,633	1,054,377	12,256
Euro	Long	09/17/13	CITI	37,317,445	37,323,699	(6,254)
Euro	Long	09/17/13	DUB	1,217,481	1,226,736	(9,255)
Euro	Long	09/17/13	HSBC	1,064,464	1,067,346	(2,882)
Indonesian Rupiah	Long	08/12/13	CS	96,541	100,000	(3,459)
Indonesian Rupiah	Long	08/12/13	JPM	193,043	200,000	(6,957)
Mexican Peso	Long	09/18/13	GS	1,780,642	1,772,877	7,765
Mexican Peso	Long	09/18/13	JPM	14,289,066	14,852,415	(563,349)
Mexican Peso	Long	09/18/13	RBC	95,536	95,079	457
Brazilian Real	Short	08/02/13 to 09/04/13	BRC	501,100	492,319	8,781

17

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Brazilian Real	Short	08/02/13	CITI	$493,000	$492,795	$205
Brazilian Real	Short	08/02/13	CS	5,957,268	5,948,008	9,260
Brazilian Real	Short	08/02/13 to 09/04/13	DUB	928,000	923,885	4,115
Brazilian Real	Short	08/02/13 to 09/04/13	GS	391,000	389,654	1,346
Brazilian Real	Short	08/02/13 to 10/02/13	HSBC	995,873	987,387	8,486
Brazilian Real	Short	08/02/13	HSBC	60,000	60,201	(201)
Brazilian Real	Short	08/02/13 to 09/04/13	MS	1,370,084	1,349,643	20,441
Brazilian Real	Short	08/02/13 to 09/04/13	UBS	2,342,252	2,324,597	17,655
British Pound	Short	09/12/13	BRC	5,357,040	5,228,484	128,556
British Pound	Short	09/12/13	RBS	152,773	152,079	694
Canadian Dollar	Short	09/23/13	DUB	31,108,359	30,817,625	290,734
Euro	Short	09/17/13	BRC	44,604	45,240	(636)
Euro	Short	04/01/14	CITI	253,470	266,386	(12,916)
Euro	Short	06/02/14	CS	507,200	532,992	(25,792)
Euro	Short	08/01/13	DUB	19,899,784	21,019,583	(1,119,799)
Euro	Short	09/17/13	HSBC	20,812,933	20,902,080	(89,147)
Euro	Short	09/04/13 to 09/20/13	UBS	27,682,047	28,089,366	(407,319)
Indonesian Rupiah	Short	08/12/13	DUB	300,475	289,584	10,891
Japanese Yen	Short	10/17/13	CITI	43,526	43,937	(411)
Japanese Yen	Short	10/17/13	DUB	1,505,508	1,527,569	(22,061)
Mexican Peso	Short	09/18/13	BRC	3,702,097	3,729,524	(27,427)
Mexican Peso	Short	09/18/13	BRC	548,000	539,477	8,523
Mexican Peso	Short	09/18/13	CITI	78,000	77,178	822
Mexican Peso	Short	09/18/13	CS	142,000	138,832	3,168
Mexican Peso	Short	09/18/13	GS	123,000	120,328	2,672
Mexican Peso	Short	09/18/13	HSBC	1,553,000	1,593,887	(40,887)
Mexican Peso	Short	09/18/13	HSBC	449,000	442,674	6,326
Mexican Peso	Short	09/18/13	JPM	1,018,300	1,037,304	(19,004)
Mexican Peso	Short	09/18/13	JPM	718,000	712,385	5,615
Mexican Peso	Short	09/18/13	MS	1,211,600	1,235,267	(23,667)
Mexican Peso	Short	09/18/13	MS	460,000	450,545	9,455
Mexican Peso	Short	09/18/13	RBC	930,000	920,652	9,348

18

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Mexican Peso	Short	09/18/13	UBS	$19,000	$19,763	$(763)

			Total	$204,213,139	$206,881,391	$(2,668,252)

Counterparty Abbreviations:

BNP:	BNP Paribas Bank
BOA:	Bank of America
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
HSBC:	HSBC Bank
JPM:	JPMorgan Chase & Co.
MS:	Morgan Stanley
RBC:	Royal Bank of Canada
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC

Currency Abbreviations:

BRL:	Brazilian Real
EUR:	Euro
JPY:	Japanese Yen
MXN:	Mexican Peso

Investment Abbreviations and Definitions:

CDI:	Brazil Interbank Deposit Rate
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
EURIBAR:	Euro Interbank Offered Rate
LIBOR:	London Interbank Offered Rate
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TIIE:	Interbank Equilibrium Interest Rate

19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: September 16, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: September 16, 2013